UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-04375
Name of Fund:
BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
5/31/2025
Date of reporting period:
11/30/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock New Jersey Municipal Bond Fund
Institutional Shares | MANJX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.52%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	4.50%	5.55%	1.50%	2.68%
Bloomberg Municipal Bond Index	4.54	4.93	1.35	2.45
New Jersey Customized Reference Benchmark	4.55	5.29	2.02	N/A
Key Fund statistics
Net Assets	$310,365,499
Number of Portfolio Holdings	179
Portfolio Turnover Rate	10%
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	29.5%
County/City/Special District/School District	19.7%
Transportation	15.5%
Education	13.5%
Health	11.6%
Housing	3.8%
Corporate	3.4%
Tobacco	2.9%
Utilities	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.8%
AA/Aa	40.9%
A	42.5%
BBB/Baa	6.1%
BB/Ba	0.9%
N/R(d)	8.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.7% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Institutional Shares | MANJX
Semi-Annual Shareholder Report — November 30, 2024
MANJX-11/24-SAR

BlackRock New Jersey Municipal Bond Fund
Service Shares | MSNJX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$39	0.77%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Service Shares	4.37%	5.29%	1.25%	2.46%
Bloomberg Municipal Bond Index	4.54	4.93	1.35	2.45
New Jersey Customized Reference Benchmark	4.55	5.29	2.02	N/A
Key Fund statistics
Net Assets	$310,365,499
Number of Portfolio Holdings	179
Portfolio Turnover Rate	10%
Average annual total returns reflect reductions for service fees.
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	29.5%
County/City/Special District/School District	19.7%
Transportation	15.5%
Education	13.5%
Health	11.6%
Housing	3.8%
Corporate	3.4%
Tobacco	2.9%
Utilities	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.8%
AA/Aa	40.9%
A	42.5%
BBB/Baa	6.1%
BB/Ba	0.9%
N/R(d)	8.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.7% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Service Shares | MSNJX
Semi-Annual Shareholder Report — November 30, 2024
MSNJX-11/24-SAR

BlackRock New Jersey Municipal Bond Fund
Investor A Shares | MENJX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39	0.76%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	4.37%	5.29%	1.25%	2.45%
Investor A Shares (with sales charge)	(0.07)	0.82	0.38	2.01
Bloomberg Municipal Bond Index	4.54	4.93	1.35	2.45
New Jersey Customized Reference Benchmark	4.55	5.29	2.02	N/A
Key Fund statistics
Net Assets	$310,365,499
Number of Portfolio Holdings	179
Portfolio Turnover Rate	10%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	29.5%
County/City/Special District/School District	19.7%
Transportation	15.5%
Education	13.5%
Health	11.6%
Housing	3.8%
Corporate	3.4%
Tobacco	2.9%
Utilities	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.8%
AA/Aa	40.9%
A	42.5%
BBB/Baa	6.1%
BB/Ba	0.9%
N/R(d)	8.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.7% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Investor A Shares | MENJX
Semi-Annual Shareholder Report — November 30, 2024
MENJX-11/24-SAR

BlackRock New Jersey Municipal Bond Fund
Investor A1 Shares | MDNJX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$32	0.62%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A1 Shares	4.44%	5.44%	1.39%	2.60%
Bloomberg Municipal Bond Index	4.54	4.93	1.35	2.45
New Jersey Customized Reference Benchmark	4.55	5.29	2.02	N/A
Key Fund statistics
Net Assets	$310,365,499
Number of Portfolio Holdings	179
Portfolio Turnover Rate	10%
Average annual total returns reflect reductions for service fees.
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	29.5%
County/City/Special District/School District	19.7%
Transportation	15.5%
Education	13.5%
Health	11.6%
Housing	3.8%
Corporate	3.4%
Tobacco	2.9%
Utilities	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.8%
AA/Aa	40.9%
A	42.5%
BBB/Baa	6.1%
BB/Ba	0.9%
N/R(d)	8.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.7% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Investor A1 Shares | MDNJX
Semi-Annual Shareholder Report — November 30, 2024
MDNJX-11/24-SAR

BlackRock New Jersey Municipal Bond Fund
Investor C Shares | MFNJX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$78	1.52%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	3.98%	4.50%	0.49%	1.84%
Investor C Shares (with sales charge)	2.98	3.50	0.49	1.84
Bloomberg Municipal Bond Index	4.54	4.93	1.35	2.45
New Jersey Customized Reference Benchmark	4.55	5.29	2.02	N/A
Key Fund statistics
Net Assets	$310,365,499
Number of Portfolio Holdings	179
Portfolio Turnover Rate	10%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	29.5%
County/City/Special District/School District	19.7%
Transportation	15.5%
Education	13.5%
Health	11.6%
Housing	3.8%
Corporate	3.4%
Tobacco	2.9%
Utilities	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.8%
AA/Aa	40.9%
A	42.5%
BBB/Baa	6.1%
BB/Ba	0.9%
N/R(d)	8.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.7% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Investor C Shares | MFNJX
Semi-Annual Shareholder Report — November 30, 2024
MFNJX-11/24-SAR

BlackRock New Jersey Municipal Bond Fund
Class K Shares | MKNJX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24	0.47%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	4.42%	5.60%	1.53%	2.71%
Bloomberg Municipal Bond Index	4.54	4.93	1.35	2.45
New Jersey Customized Reference Benchmark	4.55	5.29	2.02	N/A
Key Fund statistics
Net Assets	$310,365,499
Number of Portfolio Holdings	179
Portfolio Turnover Rate	10%
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	29.5%
County/City/Special District/School District	19.7%
Transportation	15.5%
Education	13.5%
Health	11.6%
Housing	3.8%
Corporate	3.4%
Tobacco	2.9%
Utilities	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.8%
AA/Aa	40.9%
A	42.5%
BBB/Baa	6.1%
BB/Ba	0.9%
N/R(d)	8.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.7% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Class K Shares | MKNJX
Semi-Annual Shareholder Report — November 30, 2024
MKNJX-11/24-SAR

BlackRock Pennsylvania Municipal Bond Fund
Institutional Shares | MAPYX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.55%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	6.18%	8.15%	1.21%	2.33%
Bloomberg Municipal Bond Index	4.54	4.93	1.35	2.45
Pennsylvania Customized Reference Benchmark	5.18	6.31	1.50	N/A
Key Fund statistics
Net Assets	$340,258,041
Number of Portfolio Holdings	170
Portfolio Turnover Rate	17%
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Health	20.3%
Education	16.9%
Transportation	16.9%
County/City/Special District/School District	16.3%
Housing	9.2%
Utilities	8.5%
State	7.0%
Tobacco	2.7%
Corporate	2.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	49.3%
A	23.3%
BBB/Baa	9.3%
BB/Ba	3.5%
B	0.3%
N/R(d)	14.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Institutional Shares | MAPYX
Semi-Annual Shareholder Report — November 30, 2024
MAPYX-11/24-SAR

BlackRock Pennsylvania Municipal Bond Fund
Service Shares | MSPYX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$41	0.80%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Service Shares	5.94%	7.87%	0.96%	2.10%
Bloomberg Municipal Bond Index	4.54	4.93	1.35	2.45
Pennsylvania Customized Reference Benchmark	5.18	6.31	1.50	N/A
Key Fund statistics
Net Assets	$340,258,041
Number of Portfolio Holdings	170
Portfolio Turnover Rate	17%
Average annual total returns reflect reductions for service fees.
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Health	20.3%
Education	16.9%
Transportation	16.9%
County/City/Special District/School District	16.3%
Housing	9.2%
Utilities	8.5%
State	7.0%
Tobacco	2.7%
Corporate	2.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	49.3%
A	23.3%
BBB/Baa	9.3%
BB/Ba	3.5%
B	0.3%
N/R(d)	14.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Service Shares | MSPYX
Semi-Annual Shareholder Report — November 30, 2024
MSPYX-11/24-SAR

BlackRock Pennsylvania Municipal Bond Fund
Investor A Shares | MEPYX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41	0.80%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	5.94%	7.88%	0.97%	2.09%
Investor A Shares (with sales charge)	1.44	3.29	0.09	1.65
Bloomberg Municipal Bond Index	4.54	4.93	1.35	2.45
Pennsylvania Customized Reference Benchmark	5.18	6.31	1.50	N/A
Key Fund statistics
Net Assets	$340,258,041
Number of Portfolio Holdings	170
Portfolio Turnover Rate	17%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Health	20.3%
Education	16.9%
Transportation	16.9%
County/City/Special District/School District	16.3%
Housing	9.2%
Utilities	8.5%
State	7.0%
Tobacco	2.7%
Corporate	2.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	49.3%
A	23.3%
BBB/Baa	9.3%
BB/Ba	3.5%
B	0.3%
N/R(d)	14.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Investor A Shares | MEPYX
Semi-Annual Shareholder Report — November 30, 2024
MEPYX-11/24-SAR

BlackRock Pennsylvania Municipal Bond Fund
Investor A1 Shares | MDPYX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$34	0.65%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A1 Shares	6.02%	7.92%	1.09%	2.25%
Bloomberg Municipal Bond Index	4.54	4.93	1.35	2.45
Pennsylvania Customized Reference Benchmark	5.18	6.31	1.50	N/A
Key Fund statistics
Net Assets	$340,258,041
Number of Portfolio Holdings	170
Portfolio Turnover Rate	17%
Average annual total returns reflect reductions for service fees.
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Health	20.3%
Education	16.9%
Transportation	16.9%
County/City/Special District/School District	16.3%
Housing	9.2%
Utilities	8.5%
State	7.0%
Tobacco	2.7%
Corporate	2.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	49.3%
A	23.3%
BBB/Baa	9.3%
BB/Ba	3.5%
B	0.3%
N/R(d)	14.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Investor A1 Shares | MDPYX
Semi-Annual Shareholder Report — November 30, 2024
MDPYX-11/24-SAR

BlackRock Pennsylvania Municipal Bond Fund
Investor C Shares | MFPYX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80	1.55%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	5.65%	7.07%	0.20%	1.48%
Investor C Shares (with sales charge)	4.65	6.07	0.20	1.48
Bloomberg Municipal Bond Index	4.54	4.93	1.35	2.45
Pennsylvania Customized Reference Benchmark	5.18	6.31	1.50	N/A
Key Fund statistics
Net Assets	$340,258,041
Number of Portfolio Holdings	170
Portfolio Turnover Rate	17%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Health	20.3%
Education	16.9%
Transportation	16.9%
County/City/Special District/School District	16.3%
Housing	9.2%
Utilities	8.5%
State	7.0%
Tobacco	2.7%
Corporate	2.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	49.3%
A	23.3%
BBB/Baa	9.3%
BB/Ba	3.5%
B	0.3%
N/R(d)	14.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Investor C Shares | MFPYX
Semi-Annual Shareholder Report — November 30, 2024
MFPYX-11/24-SAR

BlackRock Pennsylvania Municipal Bond Fund
Class K Shares | MKPYX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$26	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	6.21%	8.20%	1.26%	2.37%
Bloomberg Municipal Bond Index	4.54	4.93	1.35	2.45
Pennsylvania Customized Reference Benchmark	5.18	6.31	1.50	N/A
Key Fund statistics
Net Assets	$340,258,041
Number of Portfolio Holdings	170
Portfolio Turnover Rate	17%
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Health	20.3%
Education	16.9%
Transportation	16.9%
County/City/Special District/School District	16.3%
Housing	9.2%
Utilities	8.5%
State	7.0%
Tobacco	2.7%
Corporate	2.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	49.3%
A	23.3%
BBB/Baa	9.3%
BB/Ba	3.5%
B	0.3%
N/R(d)	14.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Class K Shares | MKPYX
Semi-Annual Shareholder Report — November 30, 2024
MKPYX-11/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

November 30, 2024
2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock California Municipal Series Trust
• BlackRock California Municipal Opportunities Fund
BlackRock Multi-State Municipal Series Trust
• BlackRock New Jersey Municipal Bond Fund
• BlackRock Pennsylvania Municipal Bond Fund
BlackRock Municipal Bond Fund, Inc.
• BlackRock Impact Municipal Fund
BlackRock Municipal Series Trust
• BlackRock Strategic Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
Each Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, each Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide each Fund with economic benefits in periods of declining short-term interest rates but expose each Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect each Fund’s NAV per share.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage.  If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

The Benefits and Risks of Leveraging / Derivative Financial Instruments

Schedule of Investments (unaudited)
November 30, 2024
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 77.1%
Corporate(a) — 18.6%
California Community Choice Financing Authority, RB
5.00%, 05/01/54	$72,155	$ 77,939,951
Sustainability Bonds, 5.50%, 10/01/54	14,420	15,862,477
Sustainability Bonds, 5.00%, 11/01/55	25,000	26,829,840
Series B, Sustainability Bonds, 5.00%, 01/01/55	71,500	76,917,056
Series C, Sustainability Bonds, 5.00%, 08/01/55	28,000	30,293,731
Series D, Sustainability Bonds, 5.00%, 02/01/55	25,000	27,353,830
Series E, Sustainability Bonds, 5.00%, 02/01/55	48,500	52,682,085
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	54,920	59,020,652
Series F, Sustainability Bonds, 5.00%, 02/01/55	57,750	63,007,998
California Municipal Finance Authority, RB
AMT, 4.13%, 11/01/46	4,180	4,183,381
Series B, AMT, 4.15%, 07/01/51	7,445	7,448,638
California Pollution Control Financing Authority, Refunding RB, AMT, 4.05%, 07/01/43(b)	8,540	8,527,454
		450,067,093
County/City/Special District/School District — 21.7%
Berkeley Unified School District GO, Series D, Election 2020, 4.00%, 08/01/47	5,570	5,689,339
Berkeley Unified School District, GO, Series D, Election 2020, 4.00%, 08/01/49	5,410	5,492,740
Burlingame School District, Refunding GO, Series A, Election 2016, 4.00%, 08/01/42	9,000	9,108,655
California Infrastructure & Economic Development Bank, RB, Sustainability Bonds, 5.00%, 08/01/49	1,550	1,636,937
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 1.60%, 10/01/29	3,575	3,150,494
Cerritos Community College District, GO, Series A, Election 2002, 4.00%, 08/01/49	7,000	7,157,384
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	5,105	5,817,171
Chino Valley Unified School District, GO, Series B, 4.00%, 08/01/45	3,000	3,065,702
City & County of San Francisco California, Refunding COP, Series A, Sustainability Bonds, 4.00%, 04/01/44	10,000	10,092,136
Coast Community College District, GO, Series B, Election 2002, (AGM), 0.00%, 08/01/30(c)	26,425	22,353,290
Del Mar Union School District, GO, Series B, Election 2018, 4.00%, 08/01/46	1,470	1,500,567
Desert Community College District, Refunding GO, 4.00%, 08/01/39	11,655	11,851,949
Elk Grove Unified School District, GO, Election 2016, 4.00%, 08/01/44	16,375	16,591,273
Elk Grove Unified School District, ST, Election 1998, (AGM), 4.00%, 12/01/42	8,000	8,253,812
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	15,000	15,263,239
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46	6,025	6,074,877
Gavilan Joint Community College District, GO, Series C, Election 2018, 5.00%, 08/01/48	16,700	18,393,492
Grossmont Union High School District, GO, Series B-2, Election 2016, 4.00%, 08/01/43	1,000	1,012,480
Grossmont-Cuyamaca Community College District, GO, Series B, Election 2012, 5.00%, 08/01/44	14,000	14,891,481
Hacienda La Puente Unified School District, GO, Series A, Election 2016, 5.00%, 08/01/47	4,750	5,186,752
Security	Par (000)	Value
County/City/Special District/School District (continued)
Las Virgenes Unified School District, GO, Series A, Election 2022, 5.00%, 08/01/45	$1,125	$ 1,266,587
Long Beach Unified School District, GO, Series A, 4.00%, 08/01/40	5,000	5,057,571
Los Angeles Community College District, GO, Series J, Election 2008, 4.00%, 08/01/41	17,555	17,921,989
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, Series A, 5.00%, 07/01/42	8,945	10,111,533
Los Angeles Unified School District, GO
Series QRR, Sustainability Bonds, 5.25%, 07/01/48	1,795	2,049,441
Series QRR, Sustainability Bonds, 5.25%, 07/01/49	18,035	20,732,802
Lucia Mar Unified School District, GO, Series D, Election 2016, 5.25%, 08/01/47	9,000	10,039,334
Manhattan Beach Unified School District, GO, Series B, 4.00%, 09/01/45	5,750	5,858,754
Mount San Antonio Community College District, Refunding GO
Series 2018-A, Election 2018, 4.00%, 08/01/49	10,000	10,075,677
Series A, Election 2018, 5.00%, 08/01/44	3,430	3,696,167
Mount San Jacinto Community College District, GO, Series B, Election 2014, 4.00%, 08/01/38	1,985	2,040,380
North Orange County Community College District, GO, Series B, Election 2014, 4.00%, 08/01/44	3,575	3,645,686
Novato Unified School District, GO, Series A, 4.00%, 08/01/41	6,150	6,181,747
Ohlone Community College District, GO, Series C, 4.00%, 08/01/41	10,000	10,066,489
Ohlone Community College District, Refunding GO, 4.00%, 08/01/41	11,000	11,076,693
Pleasanton Unified School District, GO, Election 2022, 4.00%, 08/01/48	7,000	7,163,873
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/41	8,000	8,270,515
Salinas Union High School District, Refunding GO, Series B, 4.00%, 08/01/45	2,300	2,322,260
San Bernardino Community College District, GO
Series B, Election 2018, 4.13%, 08/01/49	8,795	8,979,608
Series B, Election 2018, 5.00%, 08/01/49	5,000	5,440,931
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	25,000	25,669,947
San Diego Public Facilities Financing Authority, Refunding RB, Series A, 5.00%, 10/15/49	5,000	5,564,764
San Diego Unified School District, GO
Series L, 4.00%, 07/01/44	3,750	3,821,541
Series O-2, Sustainability Bonds, 5.00%, 07/01/49	2,500	2,805,245
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(b)(c)	3,000	2,177,456
San Joaquin County Transportation Authority Measure K Sales Tax Revenue, Refunding RB, 4.00%, 03/01/41	3,000	3,025,047
San Jose Unified School District, GO
Series C, Election 2002, (NPFGC), 0.00%, 06/01/31(c)	25,000	20,864,868
Series F, Election 2012, 4.00%, 08/01/42	4,000	4,100,742
San Luis Obispo County Community College District, Refunding GO, Series A, Election 2014, 4.00%, 08/01/40	5,485	5,497,692

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
San Luis Obispo County Financing Authority, Refunding RB, 5.50%, 11/15/47	$5,165	$ 5,963,324
San Mateo County Community College District, GO, Series B, Election 2014, 5.00%, 09/01/45	6,000	6,400,977
San Mateo Foster City Public Financing Authority, RB
4.00%, 05/01/45	4,000	4,040,525
4.00%, 05/01/48	2,265	2,288,258
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	6,000	6,060,677
Santa Clara Unified School District, GO
4.00%, 07/01/41	10,000	10,432,259
Election 2014, 4.00%, 07/01/41	5,000	5,020,338
Santa Clarita Community College District, GO
Election 2016, 4.00%, 08/01/42	5,750	5,816,211
Election 2016, 5.25%, 08/01/48	5,315	5,980,923
Santa Clarita Community College District, Refunding GO, 4.00%, 08/01/41	10,000	10,068,968
Santa Cruz City High School District, GO(d)
Series A, Election 2022, 08/01/47	4,675	4,749,543
Series A, Election 2022, 08/01/48	5,195	5,258,955
Series A, Election 2022, 08/01/49	4,900	4,960,794
Santa Monica-Malibu Unified School District, GO, Series B, 4.00%, 08/01/41	1,255	1,285,378
West Valley-Mission Community College District, GO
Series A, 4.00%, 08/01/44	17,000	17,323,829
Series B, 4.00%, 08/01/47	10,000	10,218,787
Series B, 5.00%, 08/01/47	10,000	11,289,232
Series B, Election 2012, 4.00%, 08/01/40	10,000	10,036,242
		525,304,329
Education — 2.7%
California Infrastructure & Economic Development Bank, RB, CAB, 0.00%, 01/01/60(c)	37,500	3,411,877
California Municipal Finance Authority, RB
4.65%, 05/01/30	1,045	1,064,497
6.00%, 07/01/44	500	500,383
California Municipal Finance Authority, Refunding RB(b)
5.00%, 08/01/39	835	789,549
5.00%, 08/01/48	1,795	1,593,269
California Public Finance Authority, RB, Series B, 5.00%, 07/01/26(b)	105	102,430
California School Finance Authority, RB(b)
Series A, 5.00%, 06/01/33	525	529,570
Series A, 5.00%, 06/01/43	525	526,716
Series A, 6.00%, 07/01/51	1,500	1,533,892
California School Finance Authority, Refunding RB, Series A, 4.75%, 06/01/44(b)	810	815,174
California State University, Refunding RB
Series A, 5.00%, 11/01/43	18,000	19,318,129
Series B, 1.67%, 11/01/29	9,000	7,939,328
Series B, 1.85%, 11/01/31	6,750	5,709,240
Series D, 1.69%, 11/01/29	5,000	4,414,352
Goleta Union School District, GO, Series C, Election 2020, 5.00%, 08/01/49	5,200	5,822,726
University of California, RB, Series AV, 5.25%, 05/15/42	10,000	10,606,974
		64,678,106
Security	Par (000)	Value
Health — 3.9%
California Health Facilities Financing Authority, RB, Series A, 5.25%, 12/01/49	$10,000	$ 11,120,892
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/15/40	6,810	7,099,867
Series A, 4.00%, 08/15/48	9,270	9,334,289
Series A-2, 4.00%, 11/01/44	9,770	9,787,011
California Public Finance Authority, RB
Series A, 6.20%, 06/01/44	14,380	14,501,903
Series B, 8.25%, 06/01/33	12,930	13,134,201
California Public Finance Authority, Refunding RB, Series A, 5.00%, 08/01/47	6,000	6,263,665
California Statewide Communities Development Authority, Refunding RB, Series A, 5.00%, 12/01/49	6,335	6,991,134
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	14,860	16,294,864
		94,527,826
Housing(b) — 0.3%
CSCDA Community Improvement Authority, RB, M/F Housing
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	2,925	1,910,645
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	4,580	3,197,327
Sustainability Bonds, 4.00%, 07/01/58	1,205	869,964
Series B, Sustainability Bonds, 4.00%, 07/01/58	2,450	1,690,873
		7,668,809
State — 0.6%
California State Public Works Board, RB
Series A, 5.00%, 09/01/39	10,000	10,014,220
Sustainability Bonds, 4.00%, 11/01/41	5,000	5,163,395
		15,177,615
Tobacco — 1.7%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	2,595	2,559,800
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(c)	7,620	1,531,072
California Statewide Financing Authority, RB(b)(c)
Series D, 0.00%, 06/01/55	20,750	1,290,330
Series L, 0.00%, 06/01/55	91,500	5,479,050
Golden State Tobacco Securitization Corp., Refunding RB, Series B, 5.00%, 06/01/51	18,950	20,305,449
Inland Empire Tobacco Securitization Corp., RB, 0.00%, 06/01/57(c)	34,680	3,016,217
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	5,000	5,210,767
		39,392,685
Transportation — 13.5%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB
Series B, 5.56%, 07/01/32	840	872,595
Series B, AMT, 5.25%, 07/01/49	3,875	4,251,198
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	35,130	36,188,813
City of Long Beach California Harbor Revenue, ARB, Series B, AMT, Sustainability Bonds, 5.00%, 05/15/43	7,210	7,419,796
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/42	$10,000	$ 10,224,901
Series A, AMT, 5.00%, 05/15/44	10,010	10,317,888
Series A, AMT, 5.00%, 05/15/45	5,000	5,021,610
Series C, AMT, 5.00%, 05/15/45	5,000	5,253,420
Series D, AMT, 5.00%, 05/15/41	8,520	8,554,106
AMT, Sustainability Bonds, 5.25%, 05/15/47	15,500	16,652,330
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.25%, 05/15/47	9,500	10,234,808
AMT, Subordinate, 5.00%, 05/15/35	5,425	5,724,111
Series A, AMT, Subordinate, 5.00%, 05/15/49	5,000	5,174,920
County of Sacramento California Airport System Revenue, ARB
5.00%, 07/01/49	16,970	18,840,249
5.25%, 07/01/49	25,050	28,476,724
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	7,345	7,351,190
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	15,750	16,920,185
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
2nd Series, Class A, AMT, 5.25%, 05/01/44	13,720	15,132,150
Series 2, Class D, AMT, 5.00%, 05/01/48	10,140	10,407,981
Series A, AMT, 5.00%, 05/01/38	10,350	10,929,016
Series A, AMT, 5.00%, 05/01/47	35,000	35,469,725
Series B, AMT, 5.00%, 05/01/46	27,000	27,259,239
Series D, AMT, 5.00%, 05/01/43	16,440	17,079,838
Series D, AMT, 5.25%, 05/01/48	3,900	4,055,613
Series E, AMT, 5.00%, 05/01/37	4,000	4,225,013
Series E, AMT, 5.00%, 05/01/45	4,850	5,053,758
		327,091,177
Utilities — 14.1%
California Infrastructure & Economic Development Bank, RB
Series A, 5.25%, 07/01/49	6,350	6,921,958
Sustainability Bonds, 4.00%, 10/01/43	5,000	5,210,414
Sustainability Bonds, 4.00%, 10/01/45	10,000	10,323,578
Sustainability Bonds, 4.00%, 10/01/46	10,000	10,283,530
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 4.00%, 11/01/39	20,000	20,179,852
East Bay Municipal Utility District Water System Revenue, RB
Series A, Sustainability Bonds, 5.00%, 06/01/42	29,920	31,394,714
Series A, Sustainability Bonds, 4.00%, 06/01/45	4,885	4,942,896
Series A, Sustainability Bonds, 5.00%, 06/01/49	16,320	18,329,319
Eastern Municipal Water District Financing Authority, RB, Series D, 5.00%, 07/01/47	5,000	5,228,284
Irvine Facilities Financing Authority, RB, 5.25%, 05/01/43	10,000	10,294,443
Los Angeles Department of Water & Power, RB
Series D, 5.00%, 07/01/47	17,900	20,228,630
Series D, 5.00%, 07/01/52	4,500	5,041,786
Marin Municipal Water District, Refunding RB, Subordinate, 4.00%, 06/15/45	1,000	1,020,795
Metropolitan Water District of Southern California, Refunding RB
Series C, 5.00%, 04/01/45	1,305	1,492,674
Series C, 5.00%, 04/01/46	3,465	3,950,152
Security	Par (000)	Value
Utilities (continued)
Modesto Irrigation District, RB
Series A, 5.25%, 10/01/43	$6,605	$ 7,658,607
Series A, 5.25%, 10/01/48	12,590	14,362,516
Sacramento Municipal Utility District, Refunding RB
Series H, Sustainability Bonds, 4.00%, 08/15/40	7,700	8,015,209
Series H, Sustainability Bonds, 4.00%, 08/15/45	16,235	16,574,869
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/01/45	4,000	4,064,006
Series B, 5.00%, 08/01/39	8,735	9,025,884
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
Series A, Sustainability Bonds, 4.66%, 10/01/27	16,710	16,810,154
Series B, Sustainability Bonds, 1.00%, 10/01/26(e)	27,880	26,648,100
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series B, 4.00%, 10/01/42	17,010	17,018,300
Series A, Sustainability Bonds, 4.00%, 10/01/43	9,000	9,072,771
Santa Clara Valley Water District, Refunding RB
Series A, 5.00%, 06/01/45	2,145	2,357,970
Series A-1, 5.00%, 06/01/46	1,555	1,778,612
Series A-1, 5.00%, 06/01/48	6,870	7,801,276
Series A-1, 5.00%, 06/01/50	13,000	14,674,077
Southern California Public Power Authority, RB
5.25%, 07/01/46	6,485	7,535,638
5.25%, 07/01/49	20,000	22,974,521
		341,215,535
Total Municipal Bonds in California		1,865,123,175
Florida — 0.3%
Transportation — 0.3%
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32(a)(b)	6,955	7,425,629
Puerto Rico — 5.2%
State — 3.0%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	829	893,435
Series A-1, Restructured, 5.75%, 07/01/31	805	892,611
Series A-1, Restructured, 4.00%, 07/01/35	1,723	1,693,832
Series A-1, Restructured, 4.00%, 07/01/37	1,479	1,463,092
Series A-1, Restructured, 4.00%, 07/01/41	2,011	1,914,351
Series A-1, Restructured, 4.00%, 07/01/46	2,091	1,993,712
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	2,467	1,704,986
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(f)(g)	37,280	19,666,696
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	15,728	15,747,850
Series A-2, Restructured, 4.54%, 07/01/53	114	112,687
Series A-2, Restructured, 4.78%, 07/01/58	12,102	12,129,668
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	956,799
Series A-1, Restructured, 0.00%, 07/01/33	3,239	2,344,534
Series A-1, Restructured, 0.00%, 07/01/46	28,433	9,674,357
Series B-1, Restructured, 0.00%, 07/01/46	5,761	1,955,564
		73,144,174

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco — 0.3%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	$89,730	$ 5,813,805
Utilities — 1.9%
Puerto Rico Electric Power Authority, RB(f)(g)
Series A, 5.00%, 07/01/29	4,130	1,895,312
Series A, 7.00%, 07/01/33	2,230	1,023,377
Series A, 6.75%, 07/01/36	7,630	3,501,509
Series A, 5.00%, 07/01/42	6,125	2,810,844
Series A, 7.00%, 07/01/43	955	438,262
Series A-3, 10.00%, 07/01/19	2,137	980,474
Series B-3, 10.00%, 07/01/19	2,137	980,474
Series C-1, 5.40%, 01/01/18	5,870	2,693,798
Series C-2, 5.40%, 07/01/18	5,871	2,694,234
Series C-3, 5.40%, 01/01/20	593	272,343
Series C-4, 5.40%, 07/01/20	593	272,343
Series CCC, 5.25%, 07/01/26	1,680	770,974
Series CCC, 5.25%, 07/01/28	955	438,262
Series D-4, 7.50%, 07/01/20	4,342	1,992,732
Series TT, 5.00%, 07/01/25	480	220,278
Series TT, 5.00%, 07/01/26	1,285	589,704
Series WW, 5.50%, 07/01/17	1,315	603,471
Series WW, 5.50%, 07/01/18	1,155	530,045
Series WW, 5.50%, 07/01/19	935	429,084
Series WW, 5.38%, 07/01/24	875	401,549
Series WW, 5.25%, 07/01/33	885	406,138
Series WW, 5.50%, 07/01/38	1,170	536,929
Series XX, 5.25%, 07/01/17	645	295,999
Series XX, 5.25%, 07/01/35	400	183,565
Series XX, 5.75%, 07/01/36	555	254,697
Series XX, 5.25%, 07/01/40	11,490	5,272,915
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(f)(g)	2,150	986,664
Series AAA, 5.25%, 07/01/27	6,540	3,001,294
Series AAA, 5.25%, 07/01/28(f)(g)	4,690	2,152,304
Series AAA, 5.25%, 07/01/29(f)(g)	530	243,224
Series BBB, 5.40%, 07/01/28	2,805	1,287,252
Series UU, 0.00%, 07/01/17(a)(f)(g)	395	181,271
Series UU, 0.00%, 07/01/18(a)(f)(g)	355	162,914
Series UU, 0.00%, 07/01/20(a)(f)(g)	3,175	1,457,050
Series UU, 3.95%, 07/01/31(a)(f)(g)	3,765	1,727,809
Series ZZ, 5.25%, 07/01/19(f)(g)	2,945	1,351,500
Series ZZ, 5.25%, 07/01/24(f)(g)	1,990	913,238
Series ZZ, 5.00%, 07/01/28(f)(g)	990	454,324
Series ZZ, 5.00%, 12/29/49(f)(g)	925	424,495
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(f)(g)	4,060	1,863,188
		46,695,839
Total Municipal Bonds in Puerto Rico		125,653,818
Total Municipal Bonds — 82.6% (Cost: $2,003,302,494)		1,998,202,622
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
California — 1.6%
Utilities — 1.6%
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/46	$35,325	$ 38,741,947
Total Municipal Bonds in California		38,741,947
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.6% (Cost: $40,987,939)		38,741,947
Total Long-Term Investments — 84.2% (Cost: $2,044,290,433)		2,036,944,569

Shares
Short-Term Securities
Money Market Funds — 5.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.74%(i)(j)	136,053,660	136,067,266

	Par (000)
U.S. Treasury Obligations — 10.3%
U.S. Treasury Bills(k)
4.97%, 12/12/24	$50,000	49,936,916
5.32%, 12/26/24	50,000	49,848,500
4.60%, 01/30/25	50,000	49,635,245
4.50%, 02/13/25	50,000	49,553,382
4.38%, 04/03/25	50,000	49,265,035
		248,239,078
Total Short-Term Securities — 15.9% (Cost: $384,269,734)		384,306,344
Total Investments — 100.1% (Cost: $2,428,560,167)		2,421,250,913
Other Assets Less Liabilities — 0.6%		14,453,746
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.7)%		(17,904,124)
Net Assets — 100.0%		$ 2,417,800,535

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock California Municipal Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 133,253,319	$ 2,813,947 (a)	$ —	$ —	$ —	$ 136,067,266	136,053,660	$ 2,427,086	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended November 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (905,410)	$ —	$ (905,410)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 341,985	$ —	$ 341,985
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,998,202,622	$ —	$ 1,998,202,622
Municipal Bonds Transferred to Tender Option Bond Trusts	—	38,741,947	—	38,741,947
Short-Term Securities
Money Market Funds	136,067,266	—	—	136,067,266
U.S. Treasury Obligations	—	248,239,078	—	248,239,078
Unfunded Commitments(a)	—	—	8,849,879	8,849,879
	$136,067,266	$2,285,183,647	$8,849,879	$2,430,100,792

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $17,659,983 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
November 30, 2024
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 0.1%
Transportation — 0.1%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	$270	$ 278,138
New Jersey — 76.7%
Corporate — 2.9%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	510	511,835
New Jersey Economic Development Authority, Refunding RB(a)
AMT, 3.75%, 11/01/34	5,000	5,023,214
Series A, AMT, 2.20%, 10/01/39	3,880	3,461,320
		8,996,369
County/City/Special District/School District — 17.0%
Carlstadt School District, Refunding GO, (SCH BD RES FD), 4.00%, 05/01/30	1,415	1,415,716
Casino Reinvestment Development Authority, Inc., RB
Series B, (AGC), 5.00%, 11/01/43	180	198,761
Series B, (AGC), 5.00%, 11/01/44	200	219,810
Casino Reinvestment Development Authority, Inc., Refunding RB, Series A, (AGC), 5.00%, 11/01/42	355	393,983
City of East Orange New Jersey, Refunding GO, (AGM), 3.00%, 09/15/31	2,200	2,130,873
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	930	943,759
Clifton Board of Education, GO
(AGM), 2.00%, 08/15/41	1,630	1,156,717
(AGM), 2.25%, 08/15/46	1,850	1,278,599
County of Bergen New Jersey, Refunding GO, 3.00%, 07/15/38	1,070	1,020,780
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,695	7,727,470
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	1,692,432
Ewing Township Board of Education, GO
(SCH BD RES FD), 4.00%, 07/15/38	920	938,513
(SCH BD RES FD), 4.00%, 07/15/39	740	753,516
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,440	1,464,615
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, 5.00%, 12/01/24(c)	60	60,000
Lenape Regional High School District, GO, (AGM), 3.50%, 01/01/39	3,400	3,383,513
Monmouth Regional High School District, GO, (SCH BD RES FD), 3.00%, 02/01/34	1,260	1,225,686
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(d)	2,040	2,223,312
5.00%, 06/15/43	1,955	2,047,810
Series B, 6.50%, 04/01/31	1,340	1,382,225
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,360	1,271,123
3.50%, 04/01/42	720	668,324
AMT, 3.00%, 08/01/41	5,670	4,835,927
AMT, 3.00%, 08/01/43	5,600	4,638,968
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	1,519	1,561,927
Security	Par (000)	Value
County/City/Special District/School District (continued)
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/39	$630	$ 556,634
Township of Monroe New Jersey/Middlesex County, Refunding GO
3.00%, 06/01/37	385	360,774
3.00%, 06/01/38	410	380,334
Union County Utilities Authority, Refunding RB
Series A, AMT, (GTD), 4.75%, 12/01/31	1,180	1,181,534
Series A, AMT, (GTD), 5.25%, 12/01/31	5,805	5,814,771
		52,928,406
Education — 11.7%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,250	1,222,456
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	220	239,827
Gloucester County Improvement Authority, RB, 5.00%, 07/01/44	530	533,729
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	625	678,193
New Jersey Economic Development Authority, RB
Series A, 5.00%, 07/01/27(b)	105	104,794
Series A, 5.13%, 11/01/29(b)	100	101,823
Series A, 5.25%, 07/01/37(b)	470	466,620
Series A, 6.25%, 11/01/38(b)	210	221,040
Series A, 5.00%, 06/15/39(b)	825	831,108
Series A, 5.38%, 07/01/47(b)	815	785,657
Series A, 5.00%, 12/01/48	2,190	2,240,061
Series A, 5.00%, 06/15/49(b)	135	135,325
Series A, 5.00%, 01/01/50	265	258,987
Series A, 5.00%, 07/01/50	200	201,107
Series A, 6.50%, 11/01/52(b)	1,210	1,267,649
Series A, 5.25%, 11/01/54(b)	1,100	1,036,499
Series AAA, 5.00%, 12/15/26(d)	1,990	2,082,227
Series DDD, 5.00%, 06/15/27(d)	3,000	3,172,850
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	2,834,469
(AGM), 5.00%, 06/01/42	690	705,948
Series A, 5.63%, 08/01/34(b)	250	250,145
Series A, 5.00%, 09/01/37(b)	315	317,948
Series A, 5.88%, 08/01/44(b)	430	430,242
Series A, 5.13%, 09/01/52(b)	1,000	1,002,604
New Jersey Educational Facilities Authority, RB
Series B, 5.25%, 03/01/54	630	716,613
Series C, (AGM), 3.25%, 07/01/49	290	258,834
Series C, (AGM), 4.00%, 07/01/50	245	247,773
New Jersey Educational Facilities Authority, Refunding RB
Series B, 5.00%, 07/01/32	2,465	2,517,105
Series H, (AGM), 4.00%, 07/01/39	715	689,299
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	425	420,288
Series B, AMT, 4.25%, 12/01/45	1,030	1,017,981
Sub-Series C, AMT, 4.00%, 12/01/48	700	638,318
Series C, AMT, Subordinate, 5.00%, 12/01/53	265	269,616
Series C, AMT, Subordinate, 5.25%, 12/01/54	475	494,125
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	840	842,893
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB (continued)
Sub-Series C, AMT, 3.63%, 12/01/49	$1,065	$ 892,362
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,075	1,106,998
New Jersey Institute of Technology, RB, Series A, 5.00%, 07/01/40	5,000	5,047,168
		36,280,681
Health — 10.0%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	274,268
5.00%, 01/01/39	520	522,348
5.00%, 01/01/49	500	502,171
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	3,000	3,085,088
2.38%, 07/01/46	3,740	2,605,361
3.00%, 07/01/51	9,155	7,412,076
VRDN, 2.35%, 12/07/24(e)	2,350	2,350,000
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/29	285	285,308
5.00%, 07/01/34	1,000	1,024,452
4.00%, 07/01/41	1,000	1,004,751
Series A, 4.00%, 07/01/32	2,300	2,329,741
Series A, 5.00%, 07/01/37	5,000	5,173,061
Series A, 5.00%, 07/01/43	900	916,758
Series A, 5.25%, 07/01/49	1,560	1,746,962
Series A, 4.13%, 07/01/54	1,085	1,092,119
Series A, 5.25%, 07/01/54	780	867,989
		31,192,453
Housing — 3.3%
New Jersey Housing & Mortgage Finance Agency, RB, 5.25%, 12/20/65	345	363,473
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, Sustainability Bonds, 2.15%, 10/01/41	910	670,525
Series H, Sustainability Bonds, 2.30%, 10/01/46	680	478,213
Series K, Sustainability Bonds, 4.70%, 10/01/50	570	580,583
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.45%, 11/01/45	240	177,907
Series A, 4.00%, 11/01/48	150	145,241
Series A, (HUD SECT 8), 2.55%, 11/01/50	220	157,154
Series A, 4.10%, 11/01/53	100	97,796
Series A, (HUD SECT 8), 2.63%, 11/01/56	220	151,846
Series D, AMT, 4.25%, 11/01/37	310	308,481
Series A, Sustainability Bonds, (HUD SECT 8), 2.25%, 11/01/36	350	293,160
Series A, Sustainability Bonds, (HUD SECT 8), 2.65%, 11/01/46	350	266,134
Series A, Sustainability Bonds, (HUD SECT 8), 2.70%, 11/01/51	350	256,575
Series A, Sustainability Bonds, (HUD SECT 8), 2.75%, 11/01/56	350	248,926
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	900	870,645
Series E, 2.25%, 10/01/40	680	521,279
Security	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing (continued)
Series E, 2.40%, 10/01/45	$515	$ 381,178
Newark Housing Authority, RB, M/F Housing
Series A, 5.00%, 12/01/30	1,640	1,642,451
Series A, 4.38%, 12/01/33	2,515	2,516,681
		10,128,248
State — 21.0%
Garden State Preservation Trust, RB
Series A, (AGM), 5.75%, 11/01/28	2,110	2,266,885
Series B, (AGM), 0.00%, 11/01/27(f)	4,135	3,773,052
New Jersey Economic Development Authority, RB
4.00%, 06/15/49	1,190	1,181,291
Series A, 5.00%, 06/15/42	4,000	4,139,175
New Jersey Economic Development Authority, Refunding RB
Sub-Series A, 5.00%, 07/01/33	125	127,910
Sub-Series A, 4.00%, 07/01/34	305	307,480
New Jersey Educational Facilities Authority, RB
Series A, 5.00%, 09/01/33	1,750	1,765,257
Series A, 5.25%, 09/01/53	655	715,072
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	210	229,885
5.25%, 06/15/46	105	115,304
Series A, 0.00%, 12/15/32(f)	10,000	7,538,969
Series AA, 4.00%, 06/15/36	1,435	1,473,996
Series AA, 4.00%, 06/15/45	2,470	2,460,608
Series AA, 5.00%, 06/15/45	3,500	3,666,734
Series BB, 4.00%, 06/15/44	2,335	2,338,644
Series BB, 4.00%, 06/15/50	1,500	1,480,903
Series BB, 5.25%, 06/15/50	5,125	5,663,670
Series S, 5.00%, 06/15/33	550	587,834
Series S, Class BB, 5.00%, 06/15/36	1,250	1,384,766
Series S, Class BB, 4.00%, 06/15/37	700	716,046
Series S, Class BB, 4.00%, 06/15/50	650	647,374
New Jersey Transportation Trust Fund Authority, RB, CAB(f)
Series A, 0.00%, 12/15/35	8,900	5,967,623
Series A, 0.00%, 12/15/38	10,000	5,876,460
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 4.00%, 06/15/36	1,700	1,751,364
Series A, 5.25%, 06/15/41	1,000	1,125,578
Series AA, 4.25%, 06/15/44	1,545	1,581,503
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	2,380	2,440,892
State of New Jersey, GO
2.00%, 06/01/37	2,000	1,561,059
5.00%, 06/01/38	2,000	2,172,441
		65,057,775
Tobacco — 2.5%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,000	1,026,868
Series A, 5.25%, 06/01/46	1,000	1,036,394
Sub-Series B, 5.00%, 06/01/46	5,525	5,589,078
		7,652,340
Transportation — 8.3%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	2,200	2,417,812

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
New Jersey Economic Development Authority, RB (continued)
AMT, (AGM), 5.13%, 01/01/39	$1,000	$ 1,001,140
AMT, (AGM), 5.13%, 07/01/42	1,000	1,001,197
AMT, 5.38%, 01/01/43	905	906,634
New Jersey Transportation Trust Fund Authority, RB
5.25%, 12/15/32(d)	105	123,416
Series A, 5.00%, 06/15/30	1,250	1,282,136
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/31	2,730	2,798,085
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	1,000	1,013,482
Series A, 4.00%, 01/01/51	1,560	1,566,329
Series B, 5.25%, 01/01/49	2,770	3,124,284
Series B, 5.25%, 01/01/54	635	711,437
Series E, 5.00%, 01/01/45	2,000	2,002,721
New Jersey Turnpike Authority, Refunding RB
Series A, 4.00%, 01/01/39	1,000	1,034,633
Series D-2, (AGM), 5.25%, 01/01/26	4,500	4,594,274
South Jersey Transportation Authority, Refunding RB
Series A, 5.00%, 11/01/32	440	440,309
Series A, 5.00%, 11/01/33	250	250,164
Series A, 5.00%, 11/01/39	1,500	1,500,104
		25,768,157
Utilities — 0.0%
New Jersey Infrastructure Bank, RB, Sustainability Bonds, 2.00%, 09/01/43	240	170,188
Total Municipal Bonds in New Jersey		238,174,617
New York — 4.2%
Transportation — 4.2%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	1,000	1,002,350
AMT, 5.00%, 11/01/30	1,000	1,074,361
AMT, 5.00%, 11/01/33	495	525,417
Series 218, AMT, 5.00%, 11/01/32	1,495	1,584,683
Series 221, AMT, 4.00%, 07/15/45	525	509,755
Series 221, AMT, 4.00%, 07/15/50	1,335	1,276,196
Port Authority of New York & New Jersey, Refunding ARB
Series 205, 5.00%, 11/15/47	1,975	2,055,474
AMT, 5.00%, 01/15/47	2,000	2,138,076
223rd Series, AMT, 4.00%, 07/15/46	1,755	1,703,771
Series 223, AMT, 4.00%, 07/15/41	725	727,750
Series 238, AMT, 5.00%, 07/15/39	330	360,401
Total Municipal Bonds in New York		12,958,234
Pennsylvania — 0.9%
Transportation — 0.9%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,130	1,169,907
Delaware River Port Authority, RB, 5.00%, 01/01/40	1,500	1,501,508
Total Municipal Bonds in Pennsylvania		2,671,415
Security	Par (000)	Value
Puerto Rico — 4.5%
State — 4.5%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	$1,044	$ 1,156,917
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,729	2,732,444
Series A-1, Restructured, 5.00%, 07/01/58	1,430	1,433,804
Series A-2, Restructured, 4.78%, 07/01/58	1,518	1,521,471
Series B-2, Restructured, 4.33%, 07/01/40	5,000	4,979,820
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(f)
Series A-1, Restructured, 0.00%, 07/01/46	6,099	2,075,191
Series B-1, Restructured, 0.00%, 07/01/46	567	192,467
Total Municipal Bonds in Puerto Rico		14,092,114
Total Long-Term Investments — 86.4% (Cost: $263,615,494)		268,174,518

	Shares
Short-Term Securities
Money Market Funds — 12.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.74%(g)(h)	37,924,404	37,928,196
Total Short-Term Securities — 12.2% (Cost: $37,928,139)		37,928,196
Total Investments — 98.6% (Cost: $301,543,633)		306,102,714
Other Assets Less Liabilities — 1.4%		4,262,785
Net Assets — 100.0%		$ 310,365,499

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock New Jersey Municipal Bond Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 13,454,389	$ 24,473,807 (a)	$ —	$ —	$ —	$ 37,928,196	37,924,404	$ 369,593	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 268,174,518	$ —	$ 268,174,518
Short-Term Securities
Money Market Funds	37,928,196	—	—	37,928,196
	$37,928,196	$268,174,518	$—	$306,102,714
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
November 30, 2024
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 0.1%
Transportation — 0.1%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	$315	$ 324,494
Pennsylvania — 95.3%
Corporate — 2.2%
Montgomery County Industrial Development Authority, Refunding RB, Series A, 4.10%, 04/01/53(a)	1,240	1,273,672
Pennsylvania Economic Development Financing Authority, RB, AMT, 4.15%, 04/01/49(a)	3,735	3,717,686
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	430	437,567
Series C, 5.25%, 12/01/37(a)	755	767,828
AMT, 5.50%, 11/01/44	1,355	1,355,452
		7,552,205
County/City/Special District/School District — 16.4%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,405	1,436,834
5.00%, 05/01/42	2,415	2,502,906
Altoona Area School District, GOL, Series A, (AGM SAW), 5.00%, 12/01/36	2,895	2,938,193
Bethlehem Area School District, GOL, Series A, (BAM SAW), 5.00%, 08/01/35	1,790	1,807,069
Bristol Township School District, GOL, (BAM SAW), 5.00%, 06/01/42	2,550	2,633,981
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	1,220	1,171,045
5.00%, 03/01/38	379	381,272
5.13%, 03/01/48	791	790,599
4.75%, 03/01/50	2,700	2,518,813
City of Philadelphia Pennsylvania, GO, Series B, 5.00%, 02/01/39	1,540	1,647,324
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	2,140	2,221,103
City of Pittsburgh Pennsylvania, GO
5.00%, 09/01/41	750	819,637
5.00%, 09/01/42	700	761,912
5.00%, 09/01/43	150	162,596
Coatesville School District, GOL, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/34	290	191,636
Series A, (BAM SAW), 0.00%, 10/01/35	2,565	1,620,107
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,437,480
Coatesville School District, Refunding GOL, CAB(c)
Series B, (BAM SAW), 0.00%, 10/01/33	500	343,403
Series B, (BAM SAW), 0.00%, 10/01/34	980	647,597
Series C, (BAM SAW), 0.00%, 10/01/33	640	442,530
County of Lancaster Pennsylvania, Refunding GO
4.00%, 11/01/36	540	545,592
4.00%, 11/01/37	565	569,818
Fox Chapel Area School District, GOL
(SAW), 5.00%, 02/01/39	3,100	3,211,784
(SAW), 5.00%, 02/01/42	1,500	1,547,300
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,210	1,211,845
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	1,375	1,447,928
AMT, 5.50%, 06/30/43	2,500	2,714,357
Security	Par (000)	Value
County/City/Special District/School District (continued)
Pennsylvania Economic Development Financing Authority, RB (continued)
AMT, 6.00%, 06/30/61	$1,945	$ 2,160,058
Redevelopment Authority of The County of Washington, Refunding TA, 5.00%, 07/01/28	460	465,820
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	4,000	4,499,350
Series D, (AGM SAW), 3.00%, 09/01/44	4,640	3,740,504
School District of Philadelphia, Refunding GOL, Series F, (SAW), 5.00%, 09/01/37	1,815	1,853,114
State Public School Building Authority, Refunding RB, Series A, (AGM SAW), 5.00%, 06/01/33	5,000	5,187,196
		55,630,703
Education — 17.0%
Allegheny County Higher Education Building Authority, Refunding RB, 3.50%, 02/01/33(a)	3,235	3,184,953
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	890	862,913
5.00%, 10/01/49	795	723,741
Chester County Industrial Development Authority, RB, Sustainability Bonds, 4.00%, 12/01/51	4,000	3,943,553
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/25(d)	1,810	1,830,716
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	515	457,476
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 11/01/54	1,735	1,790,012
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	2,000	2,018,093
Pennsylvania Higher Education Assistance Agency, RB
Series A, 2.63%, 06/01/42	1,530	1,381,026
Sub-Series 1C, AMT, 5.00%, 06/01/51	4,370	4,461,483
Series B, AMT, Subordinate, 3.00%, 06/01/47	1,700	1,320,710
Series B, AMT, Subordinate, 3.13%, 06/01/48	650	518,864
Series B, AMT, Subordinate, 5.00%, 06/01/50	755	769,412
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/26(d)	75	76,440
Pennsylvania Higher Educational Facilities Authority, Refunding RB
4.00%, 05/01/36	500	500,223
5.00%, 05/01/41	810	824,343
Series A, 5.00%, 11/01/25	200	201,396
Series A, 5.00%, 11/01/26	100	101,757
Series A, 5.00%, 11/01/27	150	154,045
Series A, 5.00%, 11/01/29	1,150	1,199,931
Series A, 5.00%, 11/01/31	205	216,302
Series A, (AGM), 4.00%, 05/01/50	5,000	4,804,370
Pennsylvania State University, RB
5.00%, 09/01/48	2,615	2,727,654
5.25%, 09/01/54	1,715	1,926,594
Series A, 5.00%, 09/01/43	3,935	4,224,815
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	410	401,319
5.00%, 06/15/39	590	592,032
4.00%, 12/01/48	8,090	7,894,946
5.00%, 06/15/50	800	800,088
5.25%, 11/01/52	2,145	2,297,192
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	600	609,314
6.25%, 05/01/42(b)	1,165	1,113,664
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Philadelphia Authority for Industrial Development, Refunding RB (continued)
Series 2015, 5.00%, 04/01/45	$3,330	$ 3,336,924
Series A, 5.25%, 06/15/52	625	637,800
		57,904,101
Health — 20.4%
Allegheny County Hospital Development Authority, RB, Series D2, 3.56%, 11/15/47(a)	2,865	2,834,715
Allegheny County Hospital Development Authority, Refunding RB, Series A, 4.00%, 04/01/37	4,300	4,312,079
Bucks County Industrial Development Authority, RB
4.00%, 08/15/44	1,690	1,646,901
4.00%, 07/01/46	2,500	2,267,302
Chester County Health and Education Facilities Authority, RB, Series A, 4.00%, 09/01/50	1,500	1,496,340
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.25%, 12/01/45	1,500	1,094,675
Cumberland County Municipal Authority, Refunding RB
4.00%, 01/01/36	645	620,584
4.13%, 01/01/38	260	250,738
5.00%, 01/01/38	2,185	2,184,836
Doylestown Hospital Authority, RB
4.00%, 07/01/29(d)	125	132,252
4.00%, 07/01/45	1,125	1,055,200
DuBois Hospital Authority, Refunding RB, (BAM-TCRS), 4.00%, 07/15/48	3,440	3,400,156
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	5,950	6,067,279
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	985	952,365
5.00%, 12/01/49	730	742,796
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/44	690	735,663
Series A, 5.00%, 05/01/49	515	541,596
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	1,170	1,115,897
Class B, 4.00%, 05/01/52	1,965	1,875,711
Series A, 5.00%, 09/01/37	1,365	1,421,597
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	5,000	4,877,246
5.00%, 12/01/46	850	852,440
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	1,600,057
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	2,910	2,890,923
Northampton County General Purpose Authority, Refunding RB
5.00%, 08/15/46	1,350	1,364,006
Series A1, (AGM), 4.00%, 08/15/43	2,915	2,928,357
Pennsylvania Economic Development Financing Authority, RB
Series A-2, 4.00%, 05/15/53	1,480	1,435,731
Series B, 4.00%, 03/15/40	2,000	1,968,081
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 02/15/52	860	836,682
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	3,565	2,948,203
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B2, 11/01/54(e)	2,500	2,650,944
Security	Par (000)	Value
Health (continued)
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/49	$3,120	$ 3,066,981
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 01/01/27(d)	5,000	5,236,534
St. Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	2,035	2,110,082
		69,514,949
Housing — 8.7%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 2.60%, 04/01/46	3,000	2,246,710
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	2,350	2,492,445
Series 145A, Sustainability Bonds, 4.60%, 10/01/44	2,880	2,921,944
Series 145A, Sustainability Bonds, 6.00%, 10/01/54	2,880	3,159,376
Series 146A, Sustainability Bonds, 4.13%, 10/01/39	1,525	1,532,712
Series 146A, Sustainability Bonds, 4.50%, 10/01/44	2,000	2,018,232
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,500	1,587,043
Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	2,970	3,060,970
Series 2022, Sustainability Bonds, 4.15%, 10/01/42	3,235	3,193,057
Philadelphia Authority for Industrial Development, RB, M/F Housing(f)(g)
Series A, 3.50%, 12/01/36	1,260	1,008,000
Series A, 4.00%, 12/01/46	5,740	4,592,000
Series A, 4.00%, 12/01/51	2,300	1,840,000
		29,652,489
State — 5.6%
Commonwealth of Pennsylvania, GO
1st Series, Class B, 4.00%, 08/15/43	4,000	4,072,935
Series A, 4.00%, 09/15/31	2,500	2,538,935
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	3,000	3,046,802
5.00%, 06/30/42	2,620	2,656,917
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB
Series A, 3.00%, 12/01/51	1,500	1,217,651
Series A, 4.00%, 12/01/51	5,680	5,642,476
		19,175,716
Tobacco — 2.7%
Commonwealth Financing Authority, RB
5.00%, 06/01/35	2,205	2,316,756
(AGM), 4.00%, 06/01/39	6,700	6,761,876
		9,078,632
Transportation — 16.9%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	2,000	2,068,861
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, (AGM), 4.00%, 07/01/40	1,075	1,065,426
Series B, AMT, 5.00%, 07/01/35	1,300	1,326,302
Series B, AMT, 5.00%, 07/01/37	1,800	1,840,211
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	4,045	4,187,855
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.25%, 06/30/53	5,355	5,623,382
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/38	515	515,000
Series A-1, 5.00%, 12/01/43	2,065	2,065,000
Sub-Series B-1, 5.00%, 06/01/42	4,205	4,353,267

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Pennsylvania Turnpike Commission, RB (continued)
Sub-Series B-1, 5.25%, 06/01/47	$1,000	$ 1,037,610
1st Series, Subordinate, 5.00%, 12/01/40	2,965	3,317,207
Series A, Subordinate, 5.00%, 12/01/37	2,660	2,877,351
Series A, Subordinate, 3.00%, 12/01/42	3,100	2,754,972
Series A, Subordinate, 4.00%, 12/01/44	1,700	1,706,677
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,439,667
Pennsylvania Turnpike Commission, RB, CAB(c)
Series A-3, (BAM-TCRS), 0.00%, 12/01/41	1,820	920,621
Sub-Series A-3, 0.00%, 12/01/42	5,740	2,681,767
Pennsylvania Turnpike Commission, Refunding RB
1st Series, 5.00%, 12/01/43	1,140	1,277,386
Series B, 5.25%, 12/01/52	1,225	1,350,081
Series C, 4.00%, 12/01/51	5,000	5,004,528
Series 2017-3, Subordinate, 5.00%, 12/01/40	450	468,943
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	3,695	4,065,708
5.25%, 06/01/52	2,000	2,166,827
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,231,663
		57,346,312
Utilities — 5.4%
Allegheny County Sanitary Authority, Refunding RB
4.00%, 12/01/49	640	641,383
5.25%, 12/01/55	855	936,828
Bucks County Water and Sewer Authority, RB, Series A, (AGM), 5.25%, 12/01/47	870	955,968
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,460	3,635,318
Series A, 5.25%, 10/01/52	1,190	1,234,330
Series C, 5.50%, 06/01/52	3,100	3,456,606
Series C, (AGC), 5.25%, 09/01/54	2,500	2,783,714
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	1,760	1,843,067
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/49	1,430	1,583,069
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,423,585
		18,493,868
Total Municipal Bonds in Pennsylvania		324,348,975
Puerto Rico — 1.4%
State — 1.4%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,643	1,821,566
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Series A-2, Restructured, 4.78%, 07/01/58	2,660	2,666,081
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series B-1, Restructured, 0.00%, 07/01/46(c)	925	313,990
Total Municipal Bonds in Puerto Rico		4,801,637
Total Municipal Bonds — 96.8% (Cost: $326,864,963)		329,475,106
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Pennsylvania — 3.7%
Housing — 0.6%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, Series 147 A, 10/01/49(e)	$1,840	$ 1,855,653
Utilities — 3.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 5.50%, 09/01/53	3,522	3,965,553
Philadelphia Gas Works Co., Refunding RB, 5.25%, 08/01/54	6,102	6,717,303
		10,682,856
Total Municipal Bonds in Pennsylvania		12,538,509
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.7% (Cost: $12,175,358)		12,538,509
Total Long-Term Investments — 100.5% (Cost: $339,040,321)		342,013,615

	Shares
Short-Term Securities
	Money Market Funds — 1.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.74%(i)(j)	4,388,670	4,389,109
	Total Short-Term Securities — 1.3% (Cost: $4,389,109)	4,389,109
	Total Investments — 101.8% (Cost: $343,429,430)	346,402,724
	Other Assets Less Liabilities — 0.2%	620,141
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.0)%	(6,764,824)
	Net Assets — 100.0%	$ 340,258,041

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock Pennsylvania Municipal Bond Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,065,326	$ —	$ (2,676,217)(a)	$ 52	$ (52)	$ 4,389,109	4,388,670	$ 142,635	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 329,475,106	$ —	$ 329,475,106
Municipal Bonds Transferred to Tender Option Bond Trusts	—	12,538,509	—	12,538,509
Short-Term Securities
Money Market Funds	4,389,109	—	—	4,389,109
	$4,389,109	$342,013,615	$—	$346,402,724
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $6,748,847 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
November 30, 2024
BlackRock Impact Municipal Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Arizona — 2.3%
Arizona Industrial Development Authority, RB
5.25%, 07/01/43(a)	$150	$ 154,194
Series A, 4.00%, 02/01/50	1,000	991,929
		1,146,123
Arkansas — 3.0%
Arkansas Development Finance Authority, RB
AMT, Sustainability Bonds, 5.70%, 05/01/53	100	106,171
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(a)	300	335,315
University of Arkansas, RB, Series A, 5.00%, 04/01/47	1,000	1,086,941
		1,528,427
California — 8.3%
California Community Choice Financing Authority, RB(b)
5.00%, 05/01/54	1,440	1,555,451
Series A, Sustainability Bonds, 4.00%, 10/01/52	500	506,558
Series C, Sustainability Bonds, 5.00%, 08/01/55	150	162,288
Series G, Sustainability Bonds, 5.25%, 11/01/54	360	387,554
California School Finance Authority, RB, 5.00%, 08/01/42(a)	125	128,821
California State Public Works Board, RB, Series D, Sustainability Bonds, 4.00%, 05/01/45	1,000	1,017,844
CSCDA Community Improvement Authority, RB, M/F Housing(a)
3.25%, 04/01/57	250	185,221
Series A-2, Sustainability Bonds, 3.00%, 02/01/57	350	262,971
		4,206,708
Colorado — 1.7%
Colorado School of Mines, RB, Series A, Sustainability Bonds, (AGM), 5.25%, 12/01/47	290	318,684
Denver City & County School District No. 1, GO, Series A, (SAW), 5.00%, 12/01/45	500	544,653
		863,337
Connecticut — 4.8%
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	180	197,527
State of Connecticut, GO, Series B, Sustainability Bonds, 5.00%, 01/15/42	1,000	1,105,768
University of Connecticut, RB, Series A, 5.00%, 05/01/39	1,000	1,121,228
		2,424,523
Delaware — 0.2%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(a)	79	77,965
District of Columbia — 2.8%
District of Columbia, RB, Class A, AMT, Sustainability Bonds, 5.50%, 02/28/34	1,000	1,138,747
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	250	253,687
		1,392,434
Florida — 7.0%
Brevard County Health Facilities Authority, Refunding RB, Series A, 4.00%, 04/01/52	1,000	954,843
Capital Projects Finance Authority, RB, 6.63%, 06/15/59(a)	100	106,902
Florida Development Finance Corp., RB
Series A, 4.00%, 06/15/42	500	477,429
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB (continued)
Series A, 5.00%, 06/15/47	$375	$ 379,811
St. Lucie County School Board, COP, Series A, (AGM), 5.00%, 07/01/48	1,500	1,620,955
		3,539,940
Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, 4.00%, 06/01/49	290	292,058
Illinois — 5.6%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/33	500	519,943
Series A, 5.00%, 12/01/47	500	503,456
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	1,200	1,259,632
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	315	340,568
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	205	220,046
		2,843,645
Kentucky — 3.1%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(a)	500	500,285
Louisville/Jefferson County Metropolitan Government, RB, Series A, (AGM), 5.00%, 05/15/47	1,000	1,061,302
		1,561,587
Louisiana — 2.5%
Jefferson Parish Consolidated Sewerage District No. 1, RB, (BAM), 4.00%, 02/01/39	1,000	1,010,574
Louisiana Public Facilities Authority, RB, Series A, 6.38%, 06/01/52(a)	250	252,127
		1,262,701
Maine — 0.1%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(a)	100	36,569
Maryland — 1.5%
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	715	752,359
Massachusetts — 5.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Sustainability Bonds, 5.00%, 06/01/50	1,500	1,606,785
University of Massachusetts Building Authority, RB, Series 1, 4.00%, 11/01/46	1,000	1,014,657
		2,621,442
Michigan — 5.2%
Ludington Area School District, GO, Series II, (BAM Q-SBLF), 4.00%, 05/01/51	1,000	1,002,406
Michigan Finance Authority, RB
4.00%, 02/15/47	500	480,260
Sustainability Bonds, 5.50%, 02/28/57	110	121,758
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.10%, 10/01/53	1,000	1,043,733
		2,648,157
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock Impact Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota — 1.8%
Duluth Economic Development Authority, RB, Class B, 5.25%, 06/15/42	$500	$ 553,022
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	330	352,964
		905,986
New Hampshire — 1.5%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2022-1, Sustainability Bonds, 4.38%, 09/20/36	727	733,174
New Jersey — 0.9%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/47	115	126,743
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 6.00%, 10/01/55	300	327,582
		454,325
New York — 16.0%
Build NYC Resource Corp., RB
Series A, 5.00%, 07/01/32	245	241,564
Series A, 5.13%, 07/01/33	175	180,256
Series A, 5.50%, 06/15/63(a)	250	257,506
Sustainability Bonds, 5.75%, 06/01/42(a)	250	264,764
Metropolitan Transportation Authority, Refunding RB, Series A-1, Sustainability Bonds, 5.00%, 11/15/49	1,000	1,046,961
Nassau County Local Economic Assistance Corp., RB, Series A, 5.00%, 07/01/43	1,000	1,070,340
New York City Housing Development Corp., RB, M/F Housing
Class F-1, Sustainability Bonds, 4.75%, 11/01/47	1,000	1,026,157
Series A, Sustainability Bonds, 4.60%, 11/01/43	225	230,846
New York Power Authority, RB, Sustainability Bonds, (AGM), 4.00%, 11/15/42	1,000	1,031,261
New York State Housing Finance Agency, RB, M/F Housing, Seires A, Sustainability Bonds, (SONYMA), 3.80%, 11/01/62(b)	735	736,581
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/44	500	541,789
AMT, Sustainability Bonds, 5.25%, 06/30/49	550	589,586
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	810	872,152
		8,089,763
North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 3.75%, 07/01/52	215	215,058
North Dakota — 0.8%
North Dakota Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, 5.75%, 01/01/54	385	411,576
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	410	451,704
Pennsylvania — 8.6%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, 5.50%, 06/01/47	1,000	1,122,964
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	470	514,363
Series 145A, Sustainability Bonds, 4.75%, 10/01/49	875	903,763
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, Sustainability Bonds, 4.25%, 10/01/52	435	441,319
Security	Par (000)	Value
Pennsylvania (continued)
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGM), 5.00%, 09/01/48	$225	$ 245,946
Southeastern Pennsylvania Transportation Authority, RB, 5.25%, 06/01/47	1,000	1,100,327
		4,328,682
Tennessee — 0.3%
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 1, Sustainability Bonds, 3.75%, 07/01/52	160	160,007
Texas — 6.0%
Arlington Higher Education Finance Corp., RB
(PSF-GTD), 5.00%, 08/15/47	500	535,901
Series A, 5.25%, 08/15/32	250	246,971
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/46	1,000	1,069,476
Tarrant County Cultural Education Facilities Finance Corp., RB, Class F, 5.00%, 11/15/52(b)	415	450,996
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	665	742,181
		3,045,525
Utah — 3.6%
University of Utah, RB, Series A, Sustainability Bonds, 4.00%, 08/01/43	1,500	1,528,404
Utah Infrastructure Agency, RB, Series A, 5.00%, 10/15/32	250	267,145
		1,795,549
Vermont — 0.2%
East Central Vermont Telecommunications District, RB, Series A, 6.88%, 12/01/46(a)	115	124,550
Virginia — 2.1%
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/47	1,000	1,070,128
Total Long-Term Investments — 97.0% (Cost: $48,306,617)		48,984,002

	Shares
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.74%(c)(d)	978,803	978,901
Total Short-Term Securities — 2.0% (Cost: $978,753)		978,901
Total Investments — 99.0% (Cost: $49,285,370)		49,962,903
Other Assets Less Liabilities — 1.0%		519,859
Net Assets — 100.0%		$ 50,482,762

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock Impact Municipal Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,081,196	$ —	$ (1,102,295)(a)	$ —	$ —	$ 978,901	978,803	$ 17,258	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended November 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (169,232)	$ —	$ (169,232)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (8,030)	$ —	$ (8,030)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$1,501,109
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 48,984,002	$ —	$ 48,984,002
Short-Term Securities
Money Market Funds	978,901	—	—	978,901
	$978,901	$48,984,002	$—	$49,962,903
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
November 30, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 0.7%
Grand Canyon University, 5.13%, 10/01/28	$26,815	$ 25,354,564
Total Corporate Bonds — 0.7% (Cost: $26,815,000)		25,354,564

	Shares
Investment Companies
Financial Services — 0.5%
Nuveen AMT-Free Quality Municipal Income Fund	1,750,000	20,807,500
Total Investment Companies — 0.5% (Cost: $20,028,698)		20,807,500

	Par (000)
Municipal Bonds
Alabama — 7.0%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$31,050	33,346,994
Series A, 5.25%, 05/01/55	14,000	15,189,716
Series B, 5.25%, 12/01/53	9,000	9,737,259
Series C, 5.50%, 10/01/54	25,000	27,518,301
Series D, 03/01/55(b)	12,280	13,368,755
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/49	5,000	5,448,420
5.50%, 10/01/53	5,485	6,059,780
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	31,150	33,960,164
Series B, 5.25%, 07/01/54	26,885	29,175,384
Series B-1, 5.75%, 04/01/54	53,565	59,575,509
Southeast Alabama Gas Supply District, Refunding RB, Series A, 5.00%, 08/01/54(a)	3,000	3,209,719
Southeast Energy Authority A Cooperative District, RB, Series B, 5.00%, 01/01/54(a)	36,495	38,854,648
		275,444,649
Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Series A, Class 1, 4.00%, 06/01/50	1,000	941,990
Arizona — 2.6%
Arizona Industrial Development Authority, RB, 7.10%, 01/01/55(c)	3,130	3,228,907
City of Mesa Arizona Utility System Revenue, RB
5.00%, 07/01/40	4,600	5,172,871
5.00%, 07/01/41	7,535	8,436,072
5.00%, 07/01/44	18,200	20,077,247
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	5,000	5,245,747
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,330	3,732,569
City of Phoenix Civic Improvement Corp., Refunding RB, Series D, Junior Lien, 5.00%, 07/01/37	5,000	5,227,386
Security	Par (000)	Value
Arizona (continued)
Maricopa County & Phoenix Industrial Development Authorities, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 6.25%, 03/01/55	$6,350	$ 7,050,419
Maricopa County Industrial Development Authority, RB, 10/01/29(b)(c)	14,520	14,846,389
Salt River Project Agricultural Improvement & Power District, RB
Series A, 5.00%, 01/01/49	15,000	16,732,035
Series B, 5.00%, 01/01/48	6,250	6,897,191
Yuma Industrial Development Authority, Refunding RB, Series A, 5.25%, 08/01/49	4,350	4,810,134
		101,456,967
Arkansas(c) — 1.2%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49	5,355	5,379,588
AMT, 4.75%, 09/01/49	15,460	15,595,215
AMT, Sustainability Bonds, 7.38%, 07/01/48	23,000	26,484,848
		47,459,651
California — 6.2%
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.00%, 11/01/55	18,750	20,122,380
Series B, Sustainability Bonds, 5.00%, 01/01/55	2,975	3,200,395
California Enterprise Development Authority, RB, 10.00%, 11/15/32(c)	670	662,574
California Health Facilities Financing Authority, RB
Series A, 5.25%, 12/01/40	2,100	2,351,378
Series A, 5.25%, 12/01/41	2,850	3,180,561
California Housing Finance Agency, RB, M/F Housing, Series A, 4.25%, 01/15/35	18	18,566
California Infrastructure & Economic Development Bank, RB
Series A-4, AMT, 8.00%, 01/01/50(a)(c)	37,380	38,506,628
Sustainability Bonds, 4.00%, 10/01/44	5,000	5,162,647
Sustainability Bonds, 4.00%, 10/01/47	2,480	2,536,879
California Municipal Finance Authority, RB
5.38%, 07/01/34(c)	1,000	1,000,490
5.63%, 07/01/44(c)	2,760	2,761,331
6.00%, 07/01/44	1,960	1,961,503
Series A, AMT, 4.00%, 07/15/29	2,120	2,110,831
California School Finance Authority, RB(c)
9.00%, 06/01/34	100	101,225
7.00%, 06/01/54	895	909,669
Series A, 6.75%, 11/01/45	1,395	1,395,528
City of Los Angeles Department of Airports, Refunding ARB
Series S, AMT, 5.00%, 05/15/37	4,100	4,423,050
Series S, AMT, 5.00%, 05/15/40	9,500	10,219,460
Series A, AMT, Subordinate, 5.00%, 05/15/34	5,430	5,752,922
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.25%, 11/01/52	5,000	5,648,624
CSCDA Community Improvement Authority, RB, M/F Housing(c)
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	8,355	5,457,587
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	10,420	7,274,268
Sustainability Bonds, 4.00%, 07/01/58	5,880	4,245,136
Series B, Sustainability Bonds, 4.00%, 07/01/58	6,700	4,624,020

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	$136,220	$ 15,682,624
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.00%, 07/01/50	18,805	20,201,556
Series D, 5.00%, 07/01/47	17,555	19,409,259
Peralta Community College District, GO, Series B, 5.50%, 08/01/52	5,000	5,682,269
Sacramento Municipal Utility District, Refunding RB, Series H, Sustainability Bonds, 5.00%, 08/15/50	11,670	12,558,609
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/31	5,750	6,318,904
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series 2, Class A, AMT, 5.25%, 05/01/49	5,875	6,350,515
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 5.00%, 05/01/34	4,685	5,076,612
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series A, Sustainability Bonds, 5.00%, 10/01/44	5,000	5,515,525
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/43(c)(d)	20,000	7,956,643
State of California, Refunding GO, 5.00%, 09/01/43	7,080	8,018,221
		246,398,389
Colorado — 1.1%
Board of Water Commissioners City & County of Denver, Refunding RB, Series A, 5.00%, 09/15/49	6,515	7,219,527
Boulder Valley School District No. Re-2 Boulder, GO, (SAW), 5.00%, 12/01/42	4,335	4,907,565
City of Colorado Springs Colorado Utilities System Revenue, RB, Series B, 5.00%, 11/15/47	19,520	21,359,237
Colorado Health Facilities Authority, Refunding RB, Series A, 3.00%, 11/15/51	1,395	1,124,978
Colorado Housing and Finance Authority, RB, M/F Housing, Class A, Sustainability Bonds, (FNMA), 4.48%, 03/01/44	2,630	2,644,139
Flying Horse Metropolitan District No. 3, Refunding GOL, 6.00%, 12/01/49(c)	2,965	2,973,285
Town of Johnstown Colorado Water Revenue, RB, (BAM), 5.00%, 12/01/48	2,265	2,473,424
		42,702,155
Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.60%, 11/15/49	5,000	5,097,833
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	1,760	1,931,375
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	3,125	3,125,081
State of Connecticut, GO, Series G, Sustainability Bonds, 5.00%, 11/15/44	3,200	3,592,344
		13,746,633
Security	Par (000)	Value
Delaware(c) — 0.4%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39	$14,915	$ 14,667,129
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	340	371,645
5.63%, 07/01/53	800	882,164
		15,920,938
District of Columbia — 0.8%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/30	3,840	4,104,674
Series A, AMT, 5.00%, 10/01/37	3,250	3,568,796
Series A, AMT, 5.25%, 10/01/43	1,750	1,908,256
Series A, AMT, 5.00%, 10/01/44	3,500	3,637,664
Metropolitan Washington Airports Authority Aviation Revenue, Refunding RB
Series A, AMT, 5.00%, 10/01/30	6,000	6,470,671
Series A, AMT, 5.00%, 10/01/34	2,870	3,056,506
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/48	9,515	10,351,217
		33,097,784
Florida — 8.3%
Alta Lakes Community Development District, SAB
3.75%, 05/01/29	550	526,389
4.63%, 05/01/49	1,775	1,672,554
Babcock Ranch Community Independent Special District, SAB
4.75%, 11/01/26	195	195,447
5.00%, 11/01/31	500	501,244
5.25%, 11/01/46	3,460	3,469,405
Series 2024, 5.00%, 05/01/44(c)	1,375	1,397,141
Series 2024, 5.25%, 05/01/55(c)	2,280	2,321,884
Brevard County Health Facilities Authority, Refunding RB, 4.00%, 11/15/31(c)	580	552,579
Capital Trust Agency, Inc., RB(c)
4.88%, 06/15/56	12,000	9,593,421
Series A, 5.00%, 06/15/49	5,000	4,847,504
Series A-2, 5.00%, 01/01/26	835	832,307
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/34	710	710,136
5.13%, 05/01/45	985	985,065
Central Florida Expressway Authority, RB
Series A, Senior Lien, (AGC), 5.00%, 07/01/42	1,500	1,670,261
Series A, Senior Lien, (AGC), 5.00%, 07/01/43	640	708,867
Series A, Senior Lien, (AGC), 5.00%, 07/01/44	750	826,405
Series B, Senior Lien, 5.00%, 07/01/44	5,940	6,272,780
Charles Cove Community Development District, SAB, 4.00%, 05/01/52	1,160	971,081
Charlotte County Industrial Development Authority, RB(c)
AMT, 5.50%, 10/01/36	2,925	2,948,600
AMT, 4.00%, 10/01/51	2,600	2,248,791
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.00%, 09/01/41	2,605	2,939,318
Series A, 5.00%, 09/01/42	3,260	3,656,907
Series A, 5.00%, 09/01/43	3,425	3,822,015
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
City of Fort Lauderdale Florida Water & Sewer Revenue, RB (continued)
Series A, 5.00%, 09/01/44	$2,595	$ 2,880,595
Series B, 5.50%, 09/01/48	8,510	9,650,871
City of Miami Florida, RB, Series A, 5.50%, 01/01/49	8,000	9,113,195
City of Orlando Florida Reclamation System Revenue, RB, Series A, 5.00%, 10/01/49	10,000	11,123,362
City of St. Petersburg Florida Public Utility Revenue, RB, Series B, 5.00%, 10/01/52	5,000	5,405,888
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	4,000	4,345,993
Collier County Industrial Development Authority, Refunding RB, Series A, 8.25%, 05/15/49(c)(e)(f)	1,000	12,600
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/49	6,755	7,287,263
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	12,075	12,383,485
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/31	7,000	7,565,618
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/51	10,000	10,689,249
County of Miami-Dade Florida, RB
0.00%, 10/01/39(d)	15,765	8,744,457
Series A, 5.00%, 04/01/47	6,765	7,357,144
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/34	3,400	3,626,980
Series A, AMT, 5.00%, 10/01/35	1,650	1,763,420
Series A, AMT, 5.00%, 10/01/36	1,300	1,396,717
Series A, AMT, 5.00%, 10/01/41	1,150	1,227,122
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	1,000	1,077,701
County of Sarasota Florida Utility System Revenue, RB, 5.25%, 10/01/47	14,795	16,443,242
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	2,055	2,057,227
Epperson North Community Development District, SAB, Series A, 4.00%, 11/01/51	860	722,598
Florida Development Finance Corp., RB(c)
6.50%, 06/30/57(e)(f)	3,842	2,713,032
Series A, 5.75%, 06/15/29	335	335,257
Series A, 6.00%, 06/15/34	440	440,334
Series C, 5.75%, 12/15/56	4,090	3,524,015
Class A, AMT, 4.38%, 10/01/54(a)	1,390	1,408,227
Class A, AMT, 8.25%, 07/01/57(a)	11,000	11,278,114
Florida Development Finance Corp., Refunding RB(c)
Series A, 4.50%, 12/15/56	11,970	9,332,440
AMT, 12.00%, 07/15/32(a)	12,545	13,393,892
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 3.70%, 07/01/38	2,130	2,056,846
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.75%, 05/01/34	990	922,272
Harbor Bay Community Development District, SAB
Series A-1, 3.88%, 05/01/39	2,160	1,966,359
Series A-1, 4.10%, 05/01/48	1,400	1,223,843
Hillsborough County Aviation Authority, ARB
Series B, AMT, 5.50%, 10/01/49	3,005	3,329,989
Series E, AMT, 5.00%, 10/01/43	3,120	3,213,445
Security	Par (000)	Value
Florida (continued)
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	$11,035	$ 12,304,679
Hobe-St. Lucie Conservancy District, SAB, 5.88%, 05/01/55	1,610	1,694,923
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	5,000	5,558,375
Lakewood Ranch Stewardship District, SAB
2.13%, 05/01/26	95	93,173
4.88%, 05/01/35	1,100	1,100,829
4.40%, 05/01/39	415	400,361
4.88%, 05/01/45	2,215	2,198,530
5.13%, 05/01/46	4,965	4,978,471
4.50%, 05/01/49	1,285	1,188,416
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	610	648,408
Series A, 6.00%, 05/01/54	1,100	1,167,770
Portico Community Development District, Refunding SAB, Series 1, 3.50%, 05/01/37	1,245	1,104,894
Reunion East Community Development District, SAB
Series 2021, 2.40%, 05/01/26	145	142,556
Series 2021, 4.00%, 05/01/51	2,685	2,262,631
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	3,015	2,620,194
School District of Broward County, GO, 5.00%, 07/01/51	26,045	28,024,183
Shadowlawn Community Development District, SAB, 5.50%, 05/01/44	1,550	1,573,936
St. Johns County School Board, COP
Series A, (AGM), 5.25%, 07/01/46	785	873,789
Series A, (AGM), 5.50%, 07/01/49	1,750	1,972,160
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	142	65,029
Talavera Community Development District, SAB, 4.50%, 05/01/50	770	708,326
Tampa Bay Water, RB, Series A, 5.00%, 10/01/49	10,970	12,144,622
Trout Creek Community Development District, SAB
5.50%, 05/01/35	2,325	2,331,885
5.63%, 05/01/45	3,595	3,605,232
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,506,480
Westside Haines City Community Development District, SAB
2.50%, 05/01/26	125	123,004
3.25%, 05/01/41	2,025	1,669,727
5.75%, 05/01/44	1,230	1,270,306
6.00%, 05/01/54	475	490,677
		327,506,459
Georgia — 2.1%
Atlanta Urban Redevelopment Agency, RB(c)
3.63%, 07/01/42	5,605	4,762,784
3.88%, 07/01/51	2,630	2,146,330
Columbia County Hospital Authority, RB, Series A, (AGM), 5.00%, 04/01/48	3,445	3,696,271
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB
5.00%, 10/01/46	11,820	12,963,064
5.00%, 10/01/47	9,865	10,789,001
5.00%, 10/01/48	12,395	13,541,169
5.00%, 10/01/49	7,210	7,860,781

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	$3,355	$ 3,376,683
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	15,000	15,912,195
Series D, 5.00%, 05/01/54	7,725	8,205,962
		83,254,240
Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	10,000	10,241,396
Idaho — 0.7%
Idaho Housing & Finance Association, RB
4.25%, 06/15/62(c)	5,910	4,775,067
Series A, 5.00%, 08/15/40	3,905	4,437,479
Series A, 5.00%, 08/15/48	10,140	11,257,498
Series A, 6.95%, 06/15/55(c)	5,150	5,515,319
		25,985,363
Illinois — 1.8%
Chicago Board of Education, GO, BAB, 6.04%, 12/01/29	5,310	5,322,533
Chicago Board of Education, Refunding GO, Series B, 4.00%, 12/01/35	6,730	6,542,205
Chicago Midway International Airport, Refunding RB, Series C, AMT, 5.00%, 01/01/39	1,240	1,325,159
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.25%, 01/01/42	1,850	2,018,262
City of Chicago Illinois Lakeshore East Special Assessment Area, Refunding SAB(c)
2.27%, 12/01/24	308	308,000
2.53%, 12/01/25	327	320,476
2.69%, 12/01/26	267	258,289
2.87%, 12/01/27	221	211,910
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	4,875	4,965,351
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	9,250	10,203,863
Series A, 5.25%, 01/01/45	12,175	13,627,439
State of Illinois, GO
Series B, 5.25%, 05/01/47	4,000	4,384,037
Series B, 5.25%, 05/01/48	2,950	3,226,357
Series C, 5.00%, 12/01/45	11,225	12,044,877
Series C, 5.00%, 12/01/46	4,850	5,194,582
State of Illinois, Refunding GO, 5.00%, 02/01/38	2,400	2,676,591
		72,629,931
Indiana — 1.0%
Indiana Finance Authority, RB, Series B, 1st Lien, Sustainability Bonds, 5.25%, 10/01/47	5,000	5,410,288
Indiana Finance Authority, Refunding RB
Series B, Sustainability Bonds, 5.00%, 02/01/43	4,455	4,976,121
Series B, Sustainability Bonds, 5.00%, 02/01/44	3,510	3,901,467
Indianapolis Local Public Improvement Bond Bank, RB, Series D, 6.00%, 02/01/48	3,150	3,677,248
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series F, 5.00%, 01/01/49	5,750	6,368,782
IPS Multi-School Building Corp., RB
Sustainability Bonds, 5.00%, 07/15/41	2,250	2,489,693
Sustainability Bonds, 5.00%, 07/15/42	5,000	5,505,809
Security	Par (000)	Value
Indiana (continued)
IPS Multi-School Building Corp., RB (continued)
Sustainability Bonds, 5.00%, 07/15/43	$3,050	$ 3,340,670
Sustainability Bonds, 5.00%, 07/15/44	2,720	2,966,454
		38,636,532
Iowa — 0.0%
Iowa Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 01/01/44	750	803,917
Kansas — 0.2%
Kansas Development Finance Authority, RB, Series SR, 5.00%, 05/01/41	7,495	8,466,679
Kentucky — 0.1%
Westvaco Corp., RB, 7.67%, 01/15/27(c)	3,100	3,191,525
Louisiana — 0.7%
City of Lafayette Louisiana Utilities Revenue, RB
(AGC), 5.00%, 11/01/44	3,910	4,332,735
(AGC), 5.00%, 11/01/46	5,000	5,523,777
(AGC), 5.00%, 11/01/49	920	1,011,678
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	16,115	17,366,370
		28,234,560
Maine — 0.6%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(c)	14,465	5,289,674
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(c)	18,500	17,476,815
Maine State Housing Authority, RB, S/F Housing, Series B, 3.75%, 11/15/38	3,075	2,981,983
		25,748,472
Maryland — 1.2%
Anne Arundel County Consolidated Special Taxing District, ST, 5.25%, 07/01/44	1,220	1,220,617
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/49	7,500	7,868,260
County of Prince George’s Maryland, COP, 5.00%, 10/01/48	3,660	3,812,885
County of Prince George’s Maryland, Refunding GOL, Series A, 5.00%, 08/01/40	4,500	5,136,969
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(c)	10,405	10,857,032
Maryland State Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/46	17,085	18,486,189
		47,381,952
Massachusetts — 1.9%
City of Boston Massachusetts, GO
Series A, 5.00%, 11/01/37	6,480	7,495,528
Series A, 5.00%, 11/01/40	10,075	11,554,180
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 05/01/48	10,000	11,004,526
Series D, 5.00%, 10/01/53	10,000	10,897,349
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB
Series A, 5.00%, 07/01/41	2,500	2,876,763
Series A, 5.00%, 07/01/44	3,000	3,389,704
Series A, 5.00%, 07/01/47	5,575	6,219,437
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	$5,000	$ 5,117,205
5.00%, 10/01/43	5,000	5,078,595
Series J2, 5.00%, 07/01/48	5,000	5,155,675
Massachusetts Development Finance Agency, Refunding RB, 4.13%, 10/01/42(c)	4,225	3,973,039
Massachusetts Water Resources Authority, Refunding RB, Series B, Sustainability Bonds, 5.25%, 08/01/48	1,500	1,695,061
		74,457,062
Michigan — 2.0%
Lansing Board of Water & Light, Refunding RB, Series A, 5.25%, 07/01/54	4,000	4,457,928
Michigan Finance Authority, RB
4.00%, 02/15/47	8,000	7,684,163
4.00%, 02/15/44	11,060	10,908,593
Series A, 6.50%, 06/01/57(c)(e)(f)	4,020	1,750,308
Michigan Finance Authority, Refunding RB
5.00%, 06/01/26(g)	145	149,818
Series A, 4.00%, 12/01/46	10,000	9,917,013
Series A, Class 1, 4.00%, 06/01/49	17,005	15,742,658
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	8,765	8,328,174
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/41	12,330	12,539,081
West Bloomfield School District, GO, Series I, (Q- SBLF), 5.00%, 05/01/42	5,950	6,684,846
		78,162,582
Minnesota — 0.3%
City of Minneapolis Minnesota, RB
4.00%, 11/15/39	3,250	3,282,923
4.00%, 11/15/40	2,000	2,018,553
City of st. Cloud Minnesota, Refunding RB, 5.00%, 05/01/54	4,490	4,857,399
		10,158,875
Mississippi — 0.1%
State of Mississippi, GO, Series C, 4.00%, 10/01/37	3,145	3,193,214
Missouri — 0.8%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 4.00%, 05/15/48	4,395	4,249,748
Kansas City Industrial Development Authority, ARB
Series A, AMT, 5.00%, 03/01/33	4,865	5,074,276
Series A, AMT, 5.00%, 03/01/44	5,000	5,160,369
Kansas City Industrial Development Authority, RB
Series A, 10.00%, 11/15/37	2,735	2,260,578
Series C, 7.50%, 11/15/46	1,701	1,539,322
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FNMA), 4.39%, 09/01/42	7,512	7,571,023
Kansas City Industrial Development Authority, Refunding RB
Class B, 5.00%, 11/15/46	8,059	5,572,693
Class D, 2.00%, 11/15/46	3,597	155,395
St. Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	1,680	1,553,408
		33,136,812
Nebraska — 0.5%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	5,240	5,536,296
Security	Par (000)	Value
Nebraska (continued)
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 03/01/49	$1,750	$ 1,854,427
Omaha Public Power District, RB
Series A, 5.25%, 02/01/53	5,000	5,534,518
Series C, 02/01/49(b)	4,100	4,038,067
Series C, 02/01/54(b)	3,700	4,049,324
		21,012,632
Nevada — 0.8%
City of North Las Vegas Nevada, GOL, BAB, 6.57%, 06/01/40	5,175	5,509,579
Clark County Water Reclamation District, GOL
5.00%, 07/01/46	12,335	13,600,891
5.00%, 07/01/47	3,290	3,614,863
County of Clark Nevada, GOL, Series B, 4.00%, 12/01/39	4,900	4,969,080
State of Nevada Department of Business & Industry, RB
Series A, 4.50%, 12/15/29(c)	185	185,164
Series A4, AMT, 8.13%, 01/01/50(a)	3,435	3,538,490
		31,418,067
New Hampshire — 0.8%
New Hampshire Business Finance Authority, RB, M/F Housing
Series 2, Sustainability Bonds, 4.25%, 07/20/41	12,291	12,206,763
Series 2, Class 3-A, Sustainability Bonds, 4.16%, 10/20/41(a)	11,264	10,984,905
New Hampshire Business Finance Authority, Refunding RB, 3.30%, 04/01/32	8,545	7,183,314
		30,374,982
New Jersey — 1.7%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, 5.00%, 12/01/24(h)	170	170,000
New Jersey Economic Development Authority, RB, Series B, 5.50%, 11/01/26(c)	265	257,704
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/41	5,725	5,863,443
New Jersey Transportation Trust Fund Authority, RB
5.25%, 12/15/32(g)	2,565	3,014,874
5.25%, 06/15/46	2,435	2,673,959
Series S, Class BB, 4.00%, 06/15/50	7,275	7,245,605
New Jersey Transportation Trust Fund Authority, Refunding RB
Series AA, 5.00%, 06/15/40	2,450	2,761,403
Series AA, 5.00%, 06/15/42	21,975	24,462,902
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	11,300	11,711,254
Sub-Series B, 5.00%, 06/01/46	8,570	8,669,392
		66,830,536
New Mexico — 0.1%
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 5.00%, 11/01/39(a)	5,000	5,027,382
New York — 9.8%
City of New York, GO
Series B, 5.25%, 10/01/47	4,015	4,451,952
Series C, 5.00%, 03/01/45	15,125	16,787,206
Series C, 5.25%, 03/01/47	1,675	1,889,137
Series C-1, 5.25%, 09/01/46	20,000	22,689,403

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
City of New York, GO (continued)
Series D, 5.25%, 04/01/54	$2,555	$ 2,841,058
Series F-1, 4.00%, 03/01/47	2,000	2,002,775
Series F-1, 5.00%, 03/01/50	7,415	7,893,328
Empire State Development Corp., RB, Series A, 5.00%, 03/15/43	7,000	7,812,386
Empire State Development Corp., Refunding RB, Series E, 4.00%, 03/15/42	8,000	8,098,372
New York City Housing Development Corp., RB, M/F Housing, Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	9,570	9,730,363
New York City Municipal Water Finance Authority, RB
Series BB-1, 5.00%, 06/15/50	3,025	3,224,390
Series DD-1, 5.00%, 06/15/49	4,500	4,669,167
Sub-Series BB-1, 5.25%, 06/15/54	3,650	4,056,580
Sub-Series CC-1, 5.25%, 06/15/54	2,645	2,949,879
New York City Municipal Water Finance Authority, Refunding RB
4.00%, 06/15/41	10,000	10,212,553
Series BB-2, 4.00%, 06/15/42	3,835	3,906,645
Sub-Series BB-2, 5.25%, 06/15/47	10,435	11,712,330
Series AA, Class 2, Subordinate, 5.00%, 06/15/48	2,115	2,345,130
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/48	13,315	14,734,743
Series A, Subordinate, 5.00%, 05/01/43	5,520	6,127,748
New York City Transitional Finance Authority, RB
Series C, 5.50%, 05/01/53	8,350	9,554,083
Series D, 5.25%, 05/01/48	1,845	2,078,587
Series B, Subordinate, 5.00%, 05/01/45	1,500	1,657,207
Series B, Subordinate, 5.00%, 05/01/46	1,000	1,102,192
Series C-S, Subordinate, 5.00%, 05/01/48	10,000	11,025,524
Series C-S, Subordinate, 5.25%, 05/01/49	3,325	3,745,350
New York City Transitional Finance Authority, Refunding RB, Series A-2, Subordinate, 5.00%, 11/01/25	10,000	10,045,210
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/37	500	539,948
Series A, 4.00%, 03/15/40	19,200	19,799,809
Series A, 4.00%, 03/15/42	5,780	5,857,011
Series A, 4.00%, 03/15/46	5,000	5,013,077
Series A, 5.00%, 03/15/46	10,000	11,038,293
Series C, 5.00%, 03/15/42	5,000	5,264,593
Series E, 5.00%, 02/15/25(g)	10	10,037
Series E, 5.00%, 03/15/48	5,495	5,727,163
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	5,000	5,199,309
New York State Housing Finance Agency, RB, M/F Housing, Series A-1, Sustainability Bonds, 5.00%, 12/15/44	9,545	10,354,155
New York State Thruway Authority, Refunding RB
Series A, 4.00%, 03/15/42	2,500	2,518,355
Series P, 5.00%, 01/01/49	2,000	2,204,502
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, 5.25%, 06/30/43	3,000	3,224,640
AMT, Sustainability Bonds, 5.25%, 06/30/44	4,000	4,279,850
AMT, Sustainability Bonds, 5.38%, 06/30/60	14,010	14,655,916
AMT, Sustainability Bonds, 5.50%, 06/30/60	4,945	5,280,482
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	$6,675	$ 7,187,178
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/54	4,110	4,454,080
Port Authority of New York & New Jersey, Refunding ARB
Series 244, 5.00%, 07/15/39	4,000	4,606,572
Series 245, 5.00%, 09/01/49	4,395	4,861,897
Port Authority of New York & New Jersey, Refunding RB, Series 242, AMT, 5.00%, 12/01/39	2,410	2,640,995
Suffolk Regional Off-Track Betting Co, RB, 5.00%, 12/01/34	4,075	4,165,801
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.00%, 05/15/41	1,500	1,693,242
Series A, 5.00%, 05/15/42	1,700	1,909,129
Series A-1, 5.00%, 05/15/49	9,650	10,616,190
Triborough Bridge & Tunnel Authority, RB, Series C- 1A, Senior Lien, 5.00%, 05/15/51	10,750	11,547,991
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/57	11,120	11,955,027
Series A-1, 5.00%, 05/15/51	9,070	9,714,540
Series C, 5.25%, 05/15/52	16,700	18,294,068
Series C, Sustainability Bonds, 5.25%, 11/15/40	4,000	4,630,303
		386,587,451
North Carolina — 1.0%
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB, Series A, 5.00%, 07/01/45	15,000	16,561,235
City of Greensboro North Carolina Combined Water & Sewer System Revenue, Refunding RB, Series B, 5.00%, 06/01/49	6,290	6,922,546
North Carolina Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	5,000	5,630,460
North Carolina Medical Care Commission, RB
Series A, 5.00%, 10/01/44	375	392,827
Series A, 5.00%, 10/01/49	375	390,467
Series A, 5.13%, 10/01/54	195	203,857
North Carolina Medical Care Commission, Refunding RB, Series A, 5.25%, 01/01/41	2,275	2,261,431
North Carolina Turnpike Authority, RB, Series A, (AGM), 5.00%, 01/01/58	5,250	5,664,441
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(c)	2,100	2,102,311
		40,129,575
North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 6.25%, 01/01/55	4,720	5,341,953
Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	21,150	19,281,311
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(d)	40,425	3,801,014
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
County of Cuyahoga Ohio, Refunding RB
5.25%, 02/15/47	$5,000	$ 5,090,005
5.00%, 02/15/52	6,110	6,208,423
County of Hamilton Ohio Sewer System Revenue, RB, Series A, 5.00%, 12/01/49	3,375	3,696,413
North Ridgeville City School District, GO, 5.00%, 12/01/47	650	680,523
Ohio Housing Finance Agency, RB, S/F Housing
Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 7.00%, 03/01/49	1,250	1,536,411
Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/55	3,475	3,816,706
Ohio Turnpike & Infrastructure Commission, RB, Series A, 5.00%, 02/15/43	13,750	14,399,897
Ohio Water Development Authority Water Pollution Control Loan Fund, RB
Series D, Sustainability Bonds, 5.00%, 12/01/43	2,500	2,845,859
Series D, Sustainability Bonds, 5.00%, 12/01/44	750	850,253
Ohio Water Development Authority, RB, Series A, Sustainability Bonds, 5.00%, 12/01/41	2,465	2,814,902
Worthington City School District, GO, Series C, 5.00%, 12/01/48	4,900	5,345,427
		70,367,144
Oklahoma — 0.3%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(c)	4,950	5,038,999
Oklahoma Water Resources Board, RB, Series A, 4.13%, 10/01/53	3,730	3,772,871
University of Oklahoma, RB
Series A, (BAM), 5.00%, 07/01/49	1,280	1,391,554
Series A, (BAM), 4.13%, 07/01/54	600	595,605
		10,799,029
Oregon — 0.9%
City of Portland Oregon Sewer System Revenue, Refunding RB
Series A, 2nd Lien, 5.00%, 12/01/43	6,000	6,645,671
Series A, 2nd Lien, 5.00%, 12/01/47	10,710	11,703,611
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(c)	7,860	7,937,889
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.13%, 07/01/43	165	161,977
University of Oregon, RB, Series A, 5.00%, 04/01/50	10,000	10,609,463
		37,058,611
Pennsylvania — 1.7%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/56	5,000	5,157,044
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/25	525	513,613
Series A, 5.25%, 12/01/45	1,500	1,094,676
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, 5.00%, 07/01/51	10,000	10,378,801
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	8,765	8,845,947
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	5,000	5,179,832
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,465	1,467,234
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	$3,250	$ 3,251,085
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	10,000	10,362,318
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGC), 5.25%, 11/01/48	6,510	7,208,539
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 6.00%, 10/01/54	7,000	7,679,039
Pennsylvania Turnpike Commission, RB, Series A, Subordinate, 5.00%, 12/01/44	3,000	3,178,874
Pennsylvania Turnpike Commission, Refunding RB, 1st Series, Subordinate, 5.00%, 12/01/43	2,500	2,794,760
		67,111,762
Puerto Rico — 8.2%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	222,915	14,443,155
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 4.00%, 07/01/33	3,329	3,332,247
Series A-1, Restructured, 4.00%, 07/01/35	6,482	6,372,347
Series A-1, Restructured, 4.00%, 07/01/37	8,158	8,071,691
Series A-1, Restructured, 4.00%, 07/01/41	7,419	7,063,899
Series A-1, Restructured, 4.00%, 07/01/46	7,867	7,500,514
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(d)	9,280	6,414,303
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(e)(f)	135,865	71,765,868
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, 4.00%, 07/01/42(c)	4,135	4,010,933
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(c)
Series B, 4.00%, 07/01/42	7,250	7,033,892
Series C, 3.50%, 07/01/26	22,010	21,047,400
Series C, 3.75%, 07/01/27	16,090	14,963,722
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(e)(f)	5,540	2,542,380
Series A, 7.00%, 07/01/33(e)(f)	7,445	3,416,610
Series A, 6.75%, 07/01/36(e)(f)	24,370	11,183,719
Series A, 5.00%, 07/01/42(e)(f)	16,625	7,629,435
Series A, 7.00%, 07/01/43(e)(f)	3,350	1,537,360
Series A-1, 10.00%, 07/01/19(e)(f)	928	425,759
Series A-2, 10.00%, 07/01/19(e)(f)	4,681	2,147,972
Series A-3, 10.00%, 07/01/19(e)(f)	6,867	3,151,448
Series B-3, 10.00%, 07/01/19(e)(f)	6,867	3,151,447
Series C-1, 5.40%, 01/01/18(e)(f)	18,867	8,658,427
Series C-2, 5.40%, 07/01/18(e)(f)	18,870	8,659,827
Series C-3, 5.40%, 01/01/20(e)(f)	1,908	875,367
Series C-4, 5.40%, 07/01/20(e)(f)	1,907	875,367
Series CCC, 5.25%, 07/01/26(e)(f)	8,495	3,898,469
Series CCC, 5.25%, 07/01/28(e)(f)	3,120	1,431,810
Series D-1, 7.50%, 01/01/20(e)(f)	9,399	4,313,281
Series D-2, 7.50%, 01/01/20(e)(f)	5,000	2,294,567
Series D-4, 7.50%, 07/01/20(e)(f)	7,444	3,416,053
Series TT, 5.00%, 07/01/18(e)(f)	3,620	1,661,266
Series TT, 5.00%, 07/01/20	1,690	775,564
Series WW, 5.50%, 07/01/17(e)(f)	4,300	1,973,328
Series WW, 5.50%, 07/01/18(e)(f)	6,025	2,764,953
Series WW, 5.50%, 07/01/20	1,000	458,913
Series WW, 5.38%, 07/01/24(e)(f)	4,545	2,085,761
Series WW, 5.25%, 07/01/25	2,300	1,055,501

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series WW, 5.25%, 07/01/33(e)(f)	$2,725	$ 1,250,539
Series WW, 5.50%, 07/01/38(e)(f)	3,980	1,826,475
Series XX, 5.25%, 07/01/17(e)(f)	2,630	1,206,942
Series XX, 5.25%, 07/01/35(e)(f)	1,310	601,177
Series XX, 5.75%, 07/01/36(e)(f)	1,825	837,517
Series XX, 5.25%, 07/01/40(e)(f)	34,125	15,660,419
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(e)(f)	7,025	3,223,866
Series AAA, 5.25%, 07/01/25	5,750	2,638,752
Series AAA, 5.25%, 07/01/28(e)(f)	4,870	2,234,908
Series BBB, 5.40%, 07/01/28	9,505	4,361,972
Series DDD, 5.00%, 07/01/19(e)(f)	2,000	917,827
Series DDD, 5.00%, 07/01/20	1,810	830,633
Series UU, 0.00%, 07/01/17(a)(e)(f)	1,295	594,293
Series UU, 0.00%, 07/01/18(a)(e)(f)	1,165	534,634
Series UU, 0.00%, 07/01/20(a)(e)(f)	10,400	4,772,699
Series UU, 3.95%, 07/01/31(a)(e)(f)	12,285	5,637,751
Series VV, 5.50%, 07/01/20	6,440	2,955,402
Series ZZ, 5.25%, 07/01/18(e)(f)	10,185	4,674,033
Series ZZ, 5.25%, 07/01/19(e)(f)	4,745	2,177,544
Series ZZ, 5.25%, 07/01/24(e)(f)	1,435	658,541
Series ZZ, 5.25%, 07/01/25(e)(f)	2,440	1,119,749
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(e)(f)	13,440	6,167,796
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	1,790	2,137,632
Series A-2, AMT, 6.50%, 01/01/42	1,170	1,390,809
Series A-2, AMT, 6.75%, 01/01/45	1,790	2,138,248
		322,954,713
South Carolina — 2.3%
City of Charleston South Carolina Waterworks & Sewer System Revenue, RB
5.00%, 01/01/47	2,500	2,738,041
5.00%, 01/01/49	5,955	6,329,246
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, 5.25%, 02/01/52	6,110	6,761,992
County of Dorchester South Carolina, SAB(c)
5.88%, 10/01/40	2,310	2,391,078
6.00%, 10/01/51	6,240	6,406,651
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	12,640	13,769,070
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	5,680	6,186,676
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(c)	6,915	6,936,011
Series A, 5.25%, 11/01/43	6,525	7,336,862
Series A, 5.25%, 11/01/44	5,880	6,565,491
Series A, 5.50%, 11/01/50	12,155	13,652,111
South Carolina Public Service Authority, RB, Series F, (AGM-CR), 5.74%, 01/01/30	5,000	5,136,053
South Carolina Public Service Authority, Refunding RB, Series B, (AGM), 5.00%, 12/01/49	7,520	8,190,210
		92,399,492
South Dakota — 0.2%
South Dakota Conservancy District, RB, Series A, 5.00%, 08/01/46	6,025	6,738,732
Security	Par (000)	Value
Tennessee — 1.5%
County of Shelby Tennessee, Refunding GO, Series B, 4.00%, 04/01/40	$9,950	$ 10,162,548
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	8,925	9,189,221
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding GO, Series A, 4.00%, 01/01/40	1,665	1,720,993
Metropolitan Nashville Airport Authority, ARB
Series A, Subordinate, 5.00%, 07/01/44	5,130	5,434,751
Series A, Subordinate, 5.00%, 07/01/54	5,890	6,177,214
New Memphis Arena Public Building Authority, RB, CAB(i)
Convertible, 4.00%, 04/01/29	625	585,601
Convertible, 4.00%, 04/01/30	750	698,313
Convertible, 4.00%, 04/01/31	650	604,439
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	18,765	19,537,380
Tennessee Housing Development Agency, RB, S/F Housing, Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	4,490	5,008,786
		59,119,246
Texas — 10.7%
Alamo Regional Mobility Authority, RB, Series A, Senior Lien, 5.00%, 06/15/51	10,000	10,783,846
Arlington Higher Education Finance Corp., RB(c)
7.50%, 04/01/28	210	211,377
7.88%, 11/01/62	5,865	6,172,469
Series A, 5.30%, 04/01/62	4,325	3,523,579
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/42	10,300	11,713,399
Celina Independent School District, GO, (PSF-GTD), 5.00%, 02/15/47	4,850	5,294,666
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	2,970	3,084,782
City of Austin Texas Electric Utility Revenue, Refunding RB, 5.00%, 11/15/39	7,000	7,929,387
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/49	6,035	6,665,082
City of Celina Texas, SAB, 09/01/54(b)(c)	1,300	1,320,153
City of Dallas Texas, Refunding GOL
Series A, 5.00%, 02/15/40	8,000	8,946,309
Series A, 5.00%, 02/15/41	6,020	6,699,288
City of El Paso Texas Water & Sewer Revenue, Refunding RB
4.00%, 03/01/39	2,000	2,035,632
5.25%, 03/01/49	7,500	8,248,676
5.00%, 03/01/52	15,000	15,923,392
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.50%, 07/15/30	1,000	1,001,767
Series A, AMT, 6.63%, 07/15/38	3,000	3,005,243
Series B, AMT, 07/15/37(b)	4,125	4,461,204
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series A, 1st Lien, Subordinate, 5.25%, 11/15/49	6,600	7,305,821
City of Houston Texas, GOL, Series A, 5.25%, 03/01/49	7,000	7,779,726
City of Houston Texas, Refunding GOL
Series A, 5.00%, 03/01/36	665	752,037
Series A, 5.00%, 03/01/37	900	1,014,648
Series A, 5.00%, 03/01/38	535	601,058
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Houston Texas, Refunding GOL (continued)
Series A, 5.25%, 03/01/40	$350	$ 397,555
Series A, 5.25%, 03/01/43	570	640,187
City of Marble Falls Texas, SAB(c)
3.38%, 09/01/26	100	99,285
3.88%, 09/01/31	200	197,418
4.13%, 09/01/41	730	692,325
4.38%, 09/01/51	1,000	921,389
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
5.00%, 02/01/47	3,530	3,602,650
Series A, 5.25%, 02/01/42	9,155	10,387,424
Series A, 5.25%, 02/01/43	6,515	7,361,961
Series A, 5.25%, 02/01/44	3,000	3,409,483
Series A, 5.25%, 02/01/49	9,580	10,726,146
Series B, 5.25%, 02/01/49	4,000	4,478,929
County of Harris Texas, GOL, 5.00%, 09/15/54	11,000	11,978,565
County of Harris Texas, Refunding GOL
Series A, 5.00%, 09/15/38	1,300	1,479,768
Series A, 5.00%, 09/15/39	1,750	1,984,632
Series A, 5.00%, 09/15/40	1,815	2,048,752
Crowley Independent School District, GO, (PSF- GTD), 5.00%, 02/01/48	3,170	3,439,112
Dalhart Independent School District, GO
(PSF-GTD), 5.00%, 02/15/41	755	829,385
(PSF-GTD), 5.00%, 02/15/42	1,345	1,472,097
(PSF-GTD), 5.00%, 02/15/43	500	544,927
Dallas Area Rapid Transit, Refunding RB, Series B, Senior Lien, 5.00%, 12/01/47	10,000	10,614,858
Dallas Fort Worth International Airport, Refunding ARB, 5.25%, 11/01/48	8,725	9,793,736
Denton Independent School District, GO, (PSF-GTD), 5.00%, 08/15/40	2,220	2,500,137
Fort Bend Independent School District, Refunding GO
Series A, (PSF-GTD), 5.00%, 08/15/43	3,640	4,026,438
Series A, (PSF-GTD), 5.00%, 08/15/44	945	1,040,200
Medina Valley Independent School District, GO, (PSF- GTD), 5.00%, 02/15/45	6,215	6,818,022
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Series A, 6.75%, 10/01/52	395	391,003
Series B2, 4.50%, 10/01/26	2,030	2,017,288
Northwest Independent School District, GO
(PSF-GTD), 5.00%, 02/15/48	14,310	15,424,614
Series A, (PSF-GTD), 5.00%, 02/15/49	5,000	5,429,649
Permanent University Fund - University of Texas System, Refunding RB, Series A, 5.00%, 07/01/40	3,700	4,190,391
Plano Independent School District, GO, 5.00%, 02/15/41	5,025	5,595,154
Port Authority of Houston of Harris County Texas, ARB
4.00%, 10/01/46	5,000	4,930,561
1st Lien, 5.00%, 10/01/53	20,000	21,476,883
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(c)	27,045	24,043,767
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(c)	20,000	20,426,541
Port of Beaumont Navigation District, Refunding RB, Series A, AMT, 4.00%, 01/01/50(c)	20,670	18,063,431
Pottsboro Independent School District, GO, (PSF- GTD), 5.00%, 02/15/47	5,400	5,820,727
Security	Par (000)	Value
Texas (continued)
San Antonio Housing Trust Public Facility Corp., RB, M/F Housing, Series A, (FNMA), 4.43%, 04/01/43	$4,810	$ 4,864,152
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.25%, 05/15/48	11,215	12,464,057
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	10,000	10,710,146
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series B, (GNMA), 5.25%, 07/01/53	3,760	3,917,969
Texas State University System, Refunding RB, 5.00%, 03/15/41	3,500	3,968,585
Texas Water Development Board, RB
4.00%, 10/15/44	4,420	4,437,153
4.00%, 10/15/45	10,000	10,030,601
Van Alstyne Independent School District, GO, (PSF- GTD), 5.00%, 02/15/47	6,900	7,483,164
Wylie Independent School District/Collin County, GO, (PSF-GTD), 5.25%, 08/15/49	10,000	11,124,828
		422,769,586
Utah — 0.5%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/46	3,000	3,134,261
Series A, AMT, 5.25%, 07/01/48	10,000	10,304,273
Utah Charter School Finance Authority, RB(c)
5.63%, 06/15/26	155	154,968
5.63%, 06/15/54	4,930	4,949,276
		18,542,778
Virginia — 2.2%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42	5,450	6,095,350
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	2,765	2,544,211
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(i)	6,638	5,103,733
Cherry Hill Community Development Authority, SAB, 5.15%, 03/01/35(c)	1,000	1,000,778
Chesterfield County Economic Development Authority, RB, 5.00%, 04/01/48	7,645	8,411,987
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	5,230	5,804,263
County of Fairfax Virginia, GO, Series A, (SAW), 4.00%, 10/01/38	2,150	2,247,916
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	5,635	5,747,117
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/47(c)	1,960	1,628,765
Lower Magnolia Green Community Development Authority, SAB(c)
5.00%, 03/01/35	2,700	2,715,970
5.00%, 03/01/45	2,780	2,764,322
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	12,365	10,661,492
Virginia College Building Authority, RB
Series A, 4.00%, 02/01/42	5,180	5,346,625
Series A, 4.00%, 02/01/44	5,000	5,093,890
Virginia Commonwealth University Health System Authority, RB, Series A, 5.25%, 07/01/49	4,800	5,336,291
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	680	689,164

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Virginia Housing Development Authority, RB, S/F Housing (continued)
Series E-2, 4.55%, 10/01/49	$1,965	$ 1,986,909
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/49	2,000	2,032,127
AMT, 5.00%, 12/31/56	12,880	13,059,440
		88,270,350
Washington — 2.8%
Kitsap County School District No. 100-C Bremerton, GO
Series C, (GTD), 5.00%, 12/01/42	1,500	1,693,408
Series C, (GTD), 5.00%, 12/01/43	1,300	1,459,251
Series C, (GTD), 5.00%, 12/01/44	1,275	1,423,441
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	5,000	5,110,783
Port of Seattle Washington, ARB, Series A, AMT, 4.00%, 05/01/43	5,000	4,870,937
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	5,750	6,211,256
Snohomish County School District No. 15 Edmonds, Refunding GO, (GTD), 5.00%, 12/01/42	4,000	4,515,761
State of Washington, GO
Series 2024-A, 5.00%, 08/01/43	24,025	26,805,512
Series B, 5.00%, 02/01/43	2,325	2,581,502
Series B, 5.00%, 06/01/47	6,675	7,327,772
Series B, 5.00%, 06/01/48	16,270	17,807,841
Series C, 5.00%, 02/01/46	10,000	11,091,759
Series D, 5.00%, 06/01/46	7,000	7,780,861
Washington State Housing Finance Commission, RB(c)
Series A, 4.00%, 07/01/27	295	292,347
Series A, 5.50%, 01/01/44	920	924,671
Series B2, 3.95%, 07/01/29	6,890	6,893,105
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.22%, 03/20/40(a)	3,572	3,496,944
		110,287,151
Wisconsin — 0.7%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	1,755	1,518,992
AMT, 4.25%, 07/01/54	6,310	5,238,034
Public Finance Authority, RB(c)
6.25%, 10/01/31(e)(f)	1,285	109,225
7.00%, 10/01/47(e)(f)	1,285	109,225
Class B, 7.00%, 12/01/30	1,620	1,511,543
Series A, 7.00%, 11/01/46(e)(f)	5,085	2,459,869
Series B, 5.50%, 06/15/25	195	194,856
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49(c)	8,530	7,394,886
University of Wisconsin Hospitals & Clinics, RB, Series A, Sustainability Bonds, 5.00%, 04/01/49	1,630	1,772,542
Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, RB
Series A, 5.00%, 02/15/29	$4,500	$ 4,732,930
Series A, 5.75%, 08/15/59	1,575	1,652,017
		26,694,119
Total Municipal Bonds — 90.3% (Cost: $3,604,899,385)		3,568,194,018
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Florida — 2.1%
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/49	16,000	16,720,013
County of Broward Florida Convention Center Hotel Revenue, RB, 5.00%, 01/01/47	33,830	36,420,062
County of Miami-Dade Florida Transit System, RB
5.00%, 07/01/48	13,815	14,843,528
5.00%, 07/01/50	15,000	16,046,779
		84,030,382
Illinois — 0.3%
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/33	10,000	11,330,630
Kentucky — 0.3%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	11,995	13,152,455
Massachusetts — 1.0%
Commonwealth of Massachusetts, GOL
Series C, 5.00%, 10/01/48	9,500	10,484,090
Series D, 5.00%, 10/01/50	25,000	27,406,913
		37,891,003
Nebraska — 0.8%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	28,050	31,255,398
New York — 0.3%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	12,000	13,065,662
Oregon — 0.3%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 28, AMT, 5.00%, 07/01/52	10,000	10,486,156
Texas — 0.7%
City of Seguin Texas, GOL, Series A, 5.25%, 09/01/57	10,000	10,802,317
Texas Water Development Board, RB, Series A, 5.00%, 10/15/44	16,930	18,640,098
		29,442,415
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington — 0.3%
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.00%, 08/01/47	$11,195	$ 11,734,019
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.1% (Cost: $232,484,019)		242,388,120
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.1%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	1,665	1,667,647
San Antonio Housing Trust Public Facility Corp., Series 2024-11FN, Class PT, 4.45%, 04/01/43	3,385	3,435,301
Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost: $5,050,000)		5,102,948
Total Long-Term Investments — 97.7% (Cost: $3,889,277,102)		3,861,847,150

	Shares
Short-Term Securities
	Money Market Funds — 5.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.74%(k)(l)	209,466,276	209,487,223
	Total Short-Term Securities — 5.3% (Cost: $209,486,982)	209,487,223
	Total Investments — 103.0% (Cost: $4,098,764,084)	4,071,334,373
	Other Assets Less Liabilities — 0.8%	32,420,040
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.8)%	(150,965,171)
	Net Assets — 100.0%	$ 3,952,789,242

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 137,872,305	$ 71,614,918 (a)	$ —	$ —	$ —	$ 209,487,223	209,466,276	$ 1,667,356	$ —

(a)	Represents net amount purchased (sold).

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock Strategic Municipal Opportunities Fund

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended November 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (1,800,002)	$ —	$ (1,800,002)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 768,067	$ —	$ 768,067
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 25,354,564	$ —	$ 25,354,564
Investment Companies	20,807,500	—	—	20,807,500
Municipal Bonds	—	3,568,194,018	—	3,568,194,018
Municipal Bonds Transferred to Tender Option Bond Trusts	—	242,388,120	—	242,388,120
Non-Agency Mortgage-Backed Securities	—	5,102,948	—	5,102,948
Short-Term Securities
Money Market Funds	209,487,223	—	—	209,487,223
Unfunded Commitments(a)	—	—	27,667,033	27,667,033
	$230,294,723	$3,841,039,650	$27,667,033	$4,099,001,406

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $149,699,979 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Unfunded Commitments
Assets
Opening balance, as of May 31, 2024	$ 66,552,404
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)
Net change in unrealized appreciation (depreciation)(a)(b)	(38,885,371)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock Strategic Municipal Opportunities Fund

Unfunded Commitments
Purchases	$ —
Sales	—
Closing balance, as of November 30, 2024	$ 27,667,033
Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2024(b)	$ (38,885,371)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
November 30, 2024

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Impact Municipal Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 2,285,183,647	$ 268,174,518	$ 342,013,615	$ 48,984,002
Investments, at value — affiliated(b)	136,067,266	37,928,196	4,389,109	978,901
Receivables:
Investments sold	11,549,210	190,000	145,000	65,000
TOB Trust	—	—	919,853	—
Capital shares sold	2,330,788	924,272	89,057	100
Dividends — unaffiliated	—	—	14,323	—
Dividends — affiliated	489,874	85,994	—	2,493
Interest — unaffiliated	18,936,991	4,019,567	4,879,025	651,979
Unrealized appreciation on unfunded commitments	8,849,879	—	—	—
Prepaid expenses	894,239	37,207	35,703	19,034
Total assets	2,464,301,894	311,359,754	352,485,685	50,701,509
ACCRUED LIABILITIES
Payables:
Investments purchased	21,624,326	—	4,422,775	—
Accounting services fees	75,519	21,235	23,961	6,895
Administration fees	—	—	—	1,743
Capital shares redeemed	3,954,927	449,675	231,858	2,365
Custodian fees	8,334	1,072	1,377	526
Income dividend distributions	1,537,305	240,544	435,001	152,230
Interest expense and fees	244,141	—	15,977	—
Investment advisory fees	708,381	96,270	113,495	4,814
Trustees’ and Officer’s fees	6,215	980	1,270	135
Other accrued expenses	17,973	9,025	9,185	3,816
Printing and postage fees	23,258	23,930	23,831	25,464
Professional fees	49,636	51,680	76,313	20,361
Service and distribution fees	160,862	29,473	26,257	36
Transfer agent fees	430,499	70,371	97,497	362
Total accrued liabilities	28,841,376	994,255	5,478,797	218,747
OTHER LIABILITIES
TOB Trust Certificates	17,659,983	—	6,748,847	—
Total liabilities	46,501,359	994,255	12,227,644	218,747
Commitments and contingent liabilities
NET ASSETS	$ 2,417,800,535	$ 310,365,499	$ 340,258,041	$ 50,482,762
NET ASSETS CONSIST OF
Paid-in capital	$ 2,620,030,179	$ 326,668,033	$ 389,776,642	$ 50,826,315
Accumulated loss	(202,229,644)	(16,302,534)	(49,518,601)	(343,553)
NET ASSETS	$ 2,417,800,535	$ 310,365,499	$ 340,258,041	$ 50,482,762
(a) Investments, at cost—unaffiliated	$2,292,492,901	$263,615,494	$339,040,321	$48,306,617
(b) Investments, at cost—affiliated	$136,067,266	$37,928,139	$4,389,109	$978,753
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
November 30, 2024

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Impact Municipal Fund
NET ASSET VALUE
Institutional
Net assets	$ 1,629,198,699	$ 186,294,992	$ 217,806,676	$ 236,895
Shares outstanding	134,291,803	17,915,736	21,588,927	23,939
Net asset value	$ 12.13	$ 10.40	$ 10.09	$ 9.90
Shares authorized	Unlimited	Unlimited	Unlimited	500 million
Par value	$0.10	$0.10	$0.10	$0.10
Service
Net assets	N/A	$ 6,433,101	$ 1,121,063	N/A
Shares outstanding	N/A	618,659	110,995	N/A
Net asset value	N/A	$ 10.40	$ 10.10	N/A
Shares authorized	N/A	Unlimited	Unlimited	N/A
Par value	N/A	$0.10	$0.10	N/A
Investor A
Net assets	$ 599,408,809	$ 93,846,947	$ 101,614,265	$ 178,133
Shares outstanding	49,450,490	9,017,746	10,060,420	17,989
Net asset value	$ 12.12	$ 10.41	$ 10.10	$ 9.90
Shares authorized	Unlimited	Unlimited	Unlimited	300 million
Par value	$0.10	$0.10	$0.10	$0.10
Investor A1
Net assets	$ 71,762,019	$ 12,116,603	$ 5,568,378	N/A
Shares outstanding	5,915,115	1,163,864	551,076	N/A
Net asset value	$ 12.13	$ 10.41	$ 10.10	N/A
Shares authorized	Unlimited	Unlimited	Unlimited	N/A
Par value	$0.10	$0.10	$0.10	N/A
Investor C
Net assets	$ 37,409,222	$ 9,620,402	$ 5,417,630	N/A
Shares outstanding	3,083,317	925,434	536,481	N/A
Net asset value	$ 12.13	$ 10.40	$ 10.10	N/A
Shares authorized	Unlimited	Unlimited	Unlimited	N/A
Par value	$0.10	$0.10	$0.10	N/A
Class K
Net assets	$ 80,021,786	$ 2,053,454	$ 8,730,029	$ 50,067,734
Shares outstanding	6,594,088	197,555	865,492	5,055,540
Net asset value	$ 12.14	$ 10.39	$ 10.09	$ 9.90
Shares authorized	Unlimited	Unlimited	Unlimited	500 million
Par value	$0.10	$0.10	$0.10	$0.10

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
November 30, 2024

BlackRock Strategic Municipal Opportunities Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 3,861,847,150
Investments, at value — affiliated(b)	209,487,223
Receivables:
Investments sold	353,591
Capital shares sold	7,983,196
Dividends — unaffiliated	127,750
Dividends — affiliated	467,815
Interest — unaffiliated	49,821,129
Unrealized appreciation on unfunded commitments	27,667,033
Prepaid expenses	2,724,560
Total assets	4,160,479,447
ACCRUED LIABILITIES
Bank overdraft	3,902
Payables:
Investments purchased	41,426,196
Accounting services fees	156,146
Capital shares redeemed	9,353,975
Custodian fees	17,696
Income dividend distributions	2,712,964
Interest expense and fees	1,265,192
Investment advisory fees	1,498,399
Trustees’ and Officer’s fees	152,648
Other accrued expenses	50,476
Professional fees	19,085
Service and distribution fees	187,081
Transfer agent fees	1,146,466
Total accrued liabilities	57,990,226
OTHER LIABILITIES
TOB Trust Certificates	149,699,979
Total liabilities	207,690,205
Commitments and contingent liabilities
NET ASSETS	$ 3,952,789,242
NET ASSETS CONSIST OF
Paid-in capital	$ 5,097,727,666
Accumulated loss	(1,144,938,424)
NET ASSETS	$ 3,952,789,242
(a) Investments, at cost—unaffiliated	$3,889,277,102
(b) Investments, at cost—affiliated	$209,486,982
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
November 30, 2024

BlackRock Strategic Municipal Opportunities Fund
NET ASSET VALUE
Institutional
Net assets	$ 3,149,360,893
Shares outstanding	294,128,216
Net asset value	$ 10.71
Shares authorized	Unlimited
Par value	$0.10
Investor A
Net assets	$ 676,181,295
Shares outstanding	63,178,119
Net asset value	$ 10.70
Shares authorized	Unlimited
Par value	$0.10
Investor A1
Net assets	$ 14,825,460
Shares outstanding	1,384,772
Net asset value	$ 10.71
Shares authorized	Unlimited
Par value	$0.10
Investor C
Net assets	$ 41,242,186
Shares outstanding	3,851,324
Net asset value	$ 10.71
Shares authorized	Unlimited
Par value	$0.10
Class K
Net assets	$ 71,179,408
Shares outstanding	6,647,497
Net asset value	$ 10.71
Shares authorized	Unlimited
Par value	$0.10
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended November 30, 2024

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Impact Municipal Fund
INVESTMENT INCOME
Dividends — affiliated	$2,427,086	$369,593	$142,635	$17,258
Interest — unaffiliated	43,368,118	5,810,840	6,936,085	1,016,761
Total investment income	45,795,204	6,180,433	7,078,720	1,034,019
EXPENSES
Investment advisory	4,350,793	784,347	901,072	112,973
Service and distribution — class specific	987,720	178,916	165,770	223
Transfer agent — class specific	722,778	125,244	207,653	651
Accounting services	120,644	32,061	35,682	10,638
Professional	53,927	44,716	52,622	35,895
Registration	47,563	43,116	43,257	29,245
Printing and postage	24,612	17,466	17,799	18,763
Trustees and Officer	18,658	3,018	3,482	855
Custodian	13,331	1,665	1,998	873
Proxy	179	22	27	3
Administration	—	—	—	10,670
Administration — class specific	—	—	—	5,021
Miscellaneous	20,620	14,859	15,415	6,837
Total expenses excluding interest expense	6,360,825	1,245,430	1,444,777	232,647
Interest expense and fees — unaffiliated(a)	337,872	—	19,183	—
Total expenses	6,698,697	1,245,430	1,463,960	232,647
Less:
Administration fees waived by the Manager — class specific	—	—	—	(5,019)
Fees waived and/or reimbursed by the Manager	(76,701)	(231,616)	(221,541)	(93,633)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(149,380)	(54,021)	(125,253)	(549)
Total expenses after fees waived and/or reimbursed	6,472,616	959,793	1,117,166	133,446
Net investment income	39,322,588	5,220,640	5,961,554	900,573
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,163,172)	211,941	(1,137,570)	(3,452)
Investments — affiliated	—	—	52	—
Futures contracts	(905,410)	—	—	(169,232)
	(10,068,582)	211,941	(1,137,518)	(172,684)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	72,992,594	7,422,719	15,546,799	1,518,096
Investments — affiliated	—	—	(52)	—
Futures contracts	341,985	—	—	(8,030)
Unfunded commitments	(12,438,298)	—	—	—
	60,896,281	7,422,719	15,546,747	1,510,066
Net realized and unrealized gain	50,827,699	7,634,660	14,409,229	1,337,382
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,150,287	$12,855,300	$20,370,783	$2,237,955
(a) Related to TOB Trusts.
See notes to financial statements.
Statements of Operations

Statements of Operations (unaudited) (continued)
Six Months Ended November 30, 2024

BlackRock Strategic Municipal Opportunities Fund
INVESTMENT INCOME
Dividends — unaffiliated	$638,750
Dividends — affiliated	1,667,356
Interest — unaffiliated	85,487,363
Total investment income	87,793,469
EXPENSES
Investment advisory	10,373,767
Transfer agent — class specific	1,837,642
Service and distribution — class specific	1,124,718
Accounting services	171,477
Registration	74,966
Professional	49,070
Trustees and Officer	41,181
Printing and postage	28,832
Custodian	21,081
Proxy	343
Miscellaneous	29,061
Total expenses excluding interest expense	13,752,138
Interest expense and fees — unaffiliated(a)	2,288,589
Total expenses	16,040,727
Less:
Fees waived and/or reimbursed by the Manager	(1,045,871)
Total expenses after fees waived and/or reimbursed	14,994,856
Net investment income	72,798,613
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — unaffiliated	(7,544,132)
Futures contracts	(1,800,002)
(9,344,134)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	156,823,902
Futures contracts	768,067
Unfunded commitments	(38,885,371)
118,706,598
Net realized and unrealized gain	109,362,464
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$182,161,077
(a) All or a portion of is related to TOB Trusts.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock California Municipal Opportunities Fund		BlackRock New Jersey Municipal Bond Fund
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$39,322,588	$73,817,986	$5,220,640	$10,399,120
Net realized gain (loss)	(10,068,582)	(21,101,381)	211,941	(1,721,487)
Net change in unrealized appreciation (depreciation)	60,896,281	34,907,158	7,422,719	691,945
Net increase in net assets resulting from operations	90,150,287	87,623,763	12,855,300	9,369,578
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(26,471,623)	(48,781,216)	(3,166,730)	(6,144,352)
Service	—	—	(105,017)	(219,143)
Investor A	(9,250,247)	(17,967,145)	(1,485,075)	(3,145,129)
Investor A1	(1,195,464)	(2,382,150)	(207,849)	(441,316)
Investor C	(489,863)	(1,186,485)	(129,562)	(306,328)
Class K	(1,269,010)	(2,413,479)	(35,534)	(77,868)
Decrease in net assets resulting from distributions to shareholders	(38,676,207)	(72,730,475)	(5,129,767)	(10,334,136)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	80,686,187	(261,395,347)	9,296,729	(8,198,135)
NET ASSETS
Total increase (decrease) in net assets	132,160,267	(246,502,059)	17,022,262	(9,162,693)
Beginning of period	2,285,640,268	2,532,142,327	293,343,237	302,505,930
End of period	$2,417,800,535	$2,285,640,268	$310,365,499	$293,343,237

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock Pennsylvania Municipal Bond Fund		BlackRock Impact Municipal Fund
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$5,961,554	$12,342,731	$900,573	$1,740,773
Net realized loss	(1,137,518)	(5,431,264)	(172,684)	(141,315)
Net change in unrealized appreciation (depreciation)	15,546,747	4,736,656	1,510,066	830,774
Net increase in net assets resulting from operations	20,370,783	11,648,123	2,237,955	2,430,232
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,841,105)	(8,028,690)	(4,110)	(6,953)
Service	(17,741)	(34,160)	—	—
Investor A	(1,678,493)	(3,551,558)	(2,902)	(4,395)
Investor A1	(94,350)	(204,345)	—	—
Investor C	(78,454)	(201,361)	—	—
Class K	(151,450)	(306,730)	(883,934)	(1,727,502)
Decrease in net assets resulting from distributions to shareholders	(5,861,593)	(12,326,844)	(890,946)	(1,738,850)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(18,889,123)	(38,693,528)	261,124	603,982
NET ASSETS
Total increase (decrease) in net assets	(4,379,933)	(39,372,249)	1,608,133	1,295,364
Beginning of period	344,637,974	384,010,223	48,874,629	47,579,265
End of period	$340,258,041	$344,637,974	$50,482,762	$48,874,629

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock Strategic Municipal Opportunities Fund
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$72,798,613	$145,435,022
Net realized loss	(9,344,134)	(281,145,926)
Net change in unrealized appreciation (depreciation)	118,706,598	269,499,511
Net increase in net assets resulting from operations	182,161,077	133,788,607
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(56,029,073)	(109,967,937)
Investor A	(12,065,880)	(24,993,798)
Investor A1	(266,407)	(518,749)
Investor C	(601,905)	(1,436,953)
Class K	(1,461,004)	(4,512,265)
Decrease in net assets resulting from distributions to shareholders	(70,424,269)	(141,429,702)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(81,900,170)	(1,189,459,675)
NET ASSETS
Total increase (decrease) in net assets	29,836,638	(1,197,100,770)
Beginning of period	3,922,952,604	5,120,053,374
End of period	$3,952,789,242	$3,922,952,604

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund
	Institutional
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$11.87	$11.74	$12.05	$13.08	$12.21	$12.71
Net investment income(a)	0.21	0.38	0.33	0.25	0.25	0.27
Net realized and unrealized gain (loss)	0.25	0.13	(0.31)	(1.03)	0.87	(0.50)
Net increase (decrease) from investment operations	0.46	0.51	0.02	(0.78)	1.12	(0.23)
Distributions from net investment income(b)	(0.20)	(0.38)	(0.33)	(0.25)	(0.25)	(0.27)
Net asset value, end of period	$12.13	$11.87	$11.74	$12.05	$13.08	$12.21
Total Return(c)
Based on net asset value	3.93%(d)	4.39%(e)	0.23%(e)	(6.06)%	9.26%	(1.85)%
Ratios to Average Net Assets(f)
Total expenses	0.49%(g)	0.55%	0.64%	0.49%	0.48%	0.57%(h)
Total expenses after fees waived and/or reimbursed	0.47%(g)	0.52%	0.60%	0.47%	0.46%	0.55%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	0.44%(g)	0.44%	0.44%	0.44%	0.43%	0.43%
Net investment income	3.41%(g)	3.25%	2.84%	1.95%	1.98%	2.13%
Supplemental Data
Net assets, end of period (000)	$1,629,199	$1,513,123	$1,646,282	$1,907,899	$1,922,918	$1,865,633
Borrowings outstanding, end of period (000)	$17,660	$17,660	$83,195	$147,795	$143,145	$148,145
Portfolio turnover rate	63%	77%	52%	82%	53%	117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended May 31, 2020, the expense ratio would have been 0.56%.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor A
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$11.86	$11.73	$12.04	$13.07	$12.19	$12.70
Net investment income(a)	0.19	0.35	0.31	0.22	0.22	0.24
Net realized and unrealized gain (loss)	0.26	0.13	(0.32)	(1.03)	0.88	(0.51)
Net increase (decrease) from investment operations	0.45	0.48	(0.01)	(0.81)	1.10	(0.27)
Distributions from net investment income(b)	(0.19)	(0.35)	(0.30)	(0.22)	(0.22)	(0.24)
Net asset value, end of period	$12.12	$11.86	$11.73	$12.04	$13.07	$12.19
Total Return(c)
Based on net asset value	3.81%(d)	4.13%(e)	(0.02)%(e)	(6.30)%	9.09%	(2.18)%
Ratios to Average Net Assets(f)
Total expenses	0.72%(g)	0.77%	0.87%	0.72%	0.72%	0.82%(h)
Total expenses after fees waived and/or reimbursed	0.71%(g)	0.76%	0.85%	0.71%	0.71%	0.80%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	0.68%(g)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	3.17%(g)	3.01%	2.60%	1.69%	1.74%	1.88%
Supplemental Data
Net assets, end of period (000)	$599,409	$582,866	$661,274	$843,462	$1,025,162	$1,069,541
Borrowings outstanding, end of period (000)	$17,660	$17,660	$83,195	$147,795	$143,145	$148,145
Portfolio turnover rate	63%	77%	52%	82%	53%	117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor A1
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$11.87	$11.74	$12.05	$13.08	$12.20	$12.71
Net investment income(a)	0.20	0.37	0.32	0.24	0.24	0.26
Net realized and unrealized gain (loss)	0.26	0.13	(0.31)	(1.03)	0.88	(0.51)
Net increase (decrease) from investment operations	0.46	0.50	0.01	(0.79)	1.12	(0.25)
Distributions from net investment income(b)	(0.20)	(0.37)	(0.32)	(0.24)	(0.24)	(0.26)
Net asset value, end of period	$12.13	$11.87	$11.74	$12.05	$13.08	$12.20
Total Return(c)
Based on net asset value	3.88%(d)	4.29%(e)	0.14%(e)	(6.15)%	9.25%	(2.01)%
Ratios to Average Net Assets(f)
Total expenses	0.56%(g)	0.62%	0.72%	0.57%	0.57%	0.65%(h)
Total expenses after fees waived and/or reimbursed	0.56%(g)	0.61%	0.69%	0.56%	0.56%	0.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	0.53%(g)	0.53%	0.53%	0.53%	0.53%	0.51%
Net investment income	3.32%(g)	3.16%	2.75%	1.85%	1.89%	2.08%
Supplemental Data
Net assets, end of period (000)	$71,762	$73,407	$78,960	$88,442	$103,726	$103,229
Borrowings outstanding, end of period (000)	$17,660	$17,660	$83,195	$147,795	$143,145	$148,145
Portfolio turnover rate	63%	77%	52%	82%	53%	117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor C
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$11.87	$11.74	$12.05	$13.08	$12.21	$12.71
Net investment income(a)	0.15	0.26	0.22	0.12	0.12	0.14
Net realized and unrealized gain (loss)	0.25	0.13	(0.31)	(1.03)	0.87	(0.50)
Net increase (decrease) from investment operations	0.40	0.39	(0.09)	(0.91)	0.99	(0.36)
Distributions from net investment income(b)	(0.14)	(0.26)	(0.22)	(0.12)	(0.12)	(0.14)
Net asset value, end of period	$12.13	$11.87	$11.74	$12.05	$13.08	$12.21
Total Return(c)
Based on net asset value	3.41%(d)	3.35%(e)	(0.77)%(e)	(7.00)%	8.17%	(2.82)%
Ratios to Average Net Assets(f)
Total expenses	1.48%(g)	1.54%	1.63%	1.48%	1.48%	1.57%(h)
Total expenses after fees waived and/or reimbursed	1.47%(g)	1.52%	1.60%	1.47%	1.47%	1.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	1.44%(g)	1.44%	1.44%	1.44%	1.44%	1.43%
Net investment income	2.41%(g)	2.25%	1.84%	0.93%	0.99%	1.14%
Supplemental Data
Net assets, end of period (000)	$37,409	$45,817	$62,713	$84,141	$107,235	$144,972
Borrowings outstanding, end of period (000)	$17,660	$17,660	$83,195	$147,795	$143,145	$148,145
Portfolio turnover rate	63%	77%	52%	82%	53%	117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Class K
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$11.87	$11.74	$12.05	$13.08	$12.21	$12.71
Net investment income(a)	0.21	0.39	0.34	0.26	0.26	0.28
Net realized and unrealized gain (loss)	0.27	0.12	(0.31)	(1.04)	0.87	(0.50)
Net increase (decrease) from investment operations	0.48	0.51	0.03	(0.78)	1.13	(0.22)
Distributions from net investment income(b)	(0.21)	(0.38)	(0.34)	(0.25)	(0.26)	(0.28)
Net asset value, end of period	$12.14	$11.87	$11.74	$12.05	$13.08	$12.21
Total Return(c)
Based on net asset value	4.04%(d)	4.44%(e)	0.28%(e)	(6.01)%	9.31%	(1.80)%
Ratios to Average Net Assets(f)
Total expenses	0.43%(g)	0.48%	0.58%	0.43%	0.43%	0.51%(h)
Total expenses after fees waived and/or reimbursed	0.42%(g)	0.47%	0.55%	0.42%	0.42%	0.50%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	0.39%(g)	0.39%	0.39%	0.39%	0.39%	0.38%
Net investment income	3.46%(g)	3.30%	2.87%	1.99%	2.02%	2.19%
Supplemental Data
Net assets, end of period (000)	$80,022	$70,427	$82,913	$111,164	$108,489	$108,494
Borrowings outstanding, end of period (000)	$17,660	$17,660	$83,195	$147,795	$143,145	$148,145
Portfolio turnover rate	63%	77%	52%	82%	53%	117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund
	Institutional
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$10.13	$10.15	$10.45	$11.59	$10.84	$11.30
Net investment income(a)	0.18	0.37	0.35	0.31	0.35	0.37
Net realized and unrealized gain (loss)	0.27	(0.02)	(0.30)	(1.15)	0.75	(0.46)
Net increase (decrease) from investment operations	0.45	0.35	0.05	(0.84)	1.10	(0.09)
Distributions from net investment income(b)	(0.18)	(0.37)	(0.35)	(0.30)	(0.35)	(0.37)
Net asset value, end of period	$10.40	$10.13	$10.15	$10.45	$11.59	$10.84
Total Return(c)
Based on net asset value	4.50%(d)	3.46%	0.53%	(7.37)%	10.23%	(0.89)%
Ratios to Average Net Assets(e)
Total expenses	0.73%(f)	0.73%	0.75%	0.74%	0.73%	0.81%
Total expenses after fees waived and/or reimbursed	0.52%(f)	0.52%	0.55%	0.56%	0.56%	0.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.52%(f)	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	3.58%(f)	3.64%	3.44%	2.70%	3.06%	3.27%
Supplemental Data
Net assets, end of period (000)	$186,295	$174,552	$168,721	$190,069	$215,903	$188,512
Borrowings outstanding, end of period (000)	$—	$—	$—	$16,739	$17,972	$22,054
Portfolio turnover rate	10%	10%	35%	20%	16%	21%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Service
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$10.13	$10.15	$10.45	$11.59	$10.84	$11.30
Net investment income(a)	0.17	0.34	0.32	0.27	0.32	0.34
Net realized and unrealized gain (loss)	0.27	(0.02)	(0.30)	(1.13)	0.75	(0.46)
Net increase (decrease) from investment operations	0.44	0.32	0.02	(0.86)	1.07	(0.12)
Distributions from net investment income(b)	(0.17)	(0.34)	(0.32)	(0.28)	(0.32)	(0.34)
Net asset value, end of period	$10.40	$10.13	$10.15	$10.45	$11.59	$10.84
Total Return(c)
Based on net asset value	4.37%(d)	3.20%	0.28%	(7.60)%	9.96%	(1.13)%
Ratios to Average Net Assets(e)
Total expenses	0.97%(f)	0.96%	0.99%	0.96%	0.96%	1.02%
Total expenses after fees waived and/or reimbursed	0.77%(f)	0.77%	0.80%	0.81%	0.81%	0.88%
Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.77%(f)	0.77%	0.77%	0.77%	0.77%	0.77%
Net investment income	3.33%(f)	3.39%	3.19%	2.42%	2.77%	2.98%
Supplemental Data
Net assets, end of period (000)	$6,433	$6,346	$6,622	$7,293	$7,955	$7,466
Borrowings outstanding, end of period (000)	$—	$—	$—	$16,739	$17,972	$22,054
Portfolio turnover rate	10%	10%	35%	20%	16%	21%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor A
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$10.14	$10.16	$10.46	$11.60	$10.85	$11.31
Net investment income(a)	0.17	0.35	0.32	0.28	0.32	0.34
Net realized and unrealized gain (loss)	0.27	(0.03)	(0.30)	(1.14)	0.75	(0.46)
Net increase (decrease) from investment operations	0.44	0.32	0.02	(0.86)	1.07	(0.12)
Distributions from net investment income(b)	(0.17)	(0.34)	(0.32)	(0.28)	(0.32)	(0.34)
Net asset value, end of period	$10.41	$10.14	$10.16	$10.46	$11.60	$10.85
Total Return(c)
Based on net asset value	4.37%(d)	3.21%	0.28%	(7.59)%	9.96%	(1.13)%
Ratios to Average Net Assets(e)
Total expenses	0.92%(f)	0.92%	0.95%	0.94%	0.93%	1.02%
Total expenses after fees waived and/or reimbursed	0.76%(f)	0.77%	0.80%	0.81%	0.80%	0.88%
Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.76%(f)	0.77%	0.77%	0.77%	0.77%	0.77%
Net investment income	3.34%(f)	3.40%	3.19%	2.45%	2.81%	3.01%
Supplemental Data
Net assets, end of period (000)	$93,847	$87,978	$99,046	$112,909	$128,040	$106,048
Borrowings outstanding, end of period (000)	$—	$—	$—	$16,739	$17,972	$22,054
Portfolio turnover rate	10%	10%	35%	20%	16%	21%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor A1
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$10.14	$10.17	$10.47	$11.60	$10.85	$11.31
Net investment income(a)	0.18	0.36	0.34	0.29	0.34	0.36
Net realized and unrealized gain (loss)	0.27	(0.03)	(0.30)	(1.13)	0.75	(0.46)
Net increase (decrease) from investment operations	0.45	0.33	0.04	(0.84)	1.09	(0.10)
Distributions from net investment income(b)	(0.18)	(0.36)	(0.34)	(0.29)	(0.34)	(0.36)
Net asset value, end of period	$10.41	$10.14	$10.17	$10.47	$11.60	$10.85
Total Return(c)
Based on net asset value	4.44%(d)	3.26%	0.44%	(7.35)%	10.12%	(0.97)%
Ratios to Average Net Assets(e)
Total expenses	0.78%(f)	0.78%	0.80%	0.79%	0.78%	0.85%
Total expenses after fees waived and/or reimbursed	0.62%(f)	0.62%	0.65%	0.66%	0.65%	0.73%
Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.62%(f)	0.62%	0.62%	0.61%	0.62%	0.61%
Net investment income	3.48%(f)	3.54%	3.34%	2.59%	2.96%	3.16%
Supplemental Data
Net assets, end of period (000)	$12,117	$12,057	$12,899	$14,636	$17,417	$17,241
Borrowings outstanding, end of period (000)	$—	$—	$—	$16,739	$17,972	$22,054
Portfolio turnover rate	10%	10%	35%	20%	16%	21%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor C
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$10.13	$10.15	$10.45	$11.59	$10.84	$11.30
Net investment income(a)	0.13	0.27	0.25	0.19	0.23	0.25
Net realized and unrealized gain (loss)	0.27	(0.03)	(0.30)	(1.14)	0.75	(0.45)
Net increase (decrease) from investment operations	0.40	0.24	(0.05)	(0.95)	0.98	(0.20)
Distributions from net investment income(b)	(0.13)	(0.26)	(0.25)	(0.19)	(0.23)	(0.26)
Net asset value, end of period	$10.40	$10.13	$10.15	$10.45	$11.59	$10.84
Total Return(c)
Based on net asset value	3.98%(d)	2.43%	(0.47)%	(8.29)%	9.14%	(1.87)%
Ratios to Average Net Assets(e)
Total expenses	1.69%(f)	1.69%	1.71%	1.70%	1.68%	1.76%
Total expenses after fees waived and/or reimbursed	1.52%(f)	1.52%	1.55%	1.56%	1.56%	1.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	1.52%(f)	1.52%	1.52%	1.52%	1.52%	1.52%
Net investment income	2.58%(f)	2.64%	2.44%	1.68%	2.06%	2.26%
Supplemental Data
Net assets, end of period (000)	$9,620	$10,577	$12,896	$17,672	$26,004	$32,313
Borrowings outstanding, end of period (000)	$—	$—	$—	$16,739	$17,972	$22,054
Portfolio turnover rate	10%	10%	35%	20%	16%	21%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Class K
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$10.13	$10.15	$10.45	$11.59	$10.83	$11.30
Net investment income(a)	0.19	0.38	0.35	0.31	0.35	0.37
Net realized and unrealized gain (loss)	0.26	(0.03)	(0.30)	(1.14)	0.76	(0.47)
Net increase (decrease) from investment operations	0.45	0.35	0.05	(0.83)	1.11	(0.10)
Distributions from net investment income(b)	(0.19)	(0.37)	(0.35)	(0.31)	(0.35)	(0.37)
Net asset value, end of period	$10.39	$10.13	$10.15	$10.45	$11.59	$10.83
Total Return(c)
Based on net asset value	4.42%(d)	3.51%	0.58%	(7.32)%	10.39%	(0.93)%
Ratios to Average Net Assets(e)
Total expenses	0.64%(f)	0.64%	0.66%	0.65%	0.64%	0.72%
Total expenses after fees waived and/or reimbursed	0.47%(f)	0.47%	0.50%	0.51%	0.51%	0.58%
Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.47%(f)	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income	3.63%(f)	3.69%	3.49%	2.75%	3.10%	3.32%
Supplemental Data
Net assets, end of period (000)	$2,053	$1,832	$2,322	$2,513	$2,902	$2,075
Borrowings outstanding, end of period (000)	$—	$—	$—	$16,739	$17,972	$22,054
Portfolio turnover rate	10%	10%	35%	20%	16%	21%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund
	Institutional
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$9.67	$9.69	$10.18	$11.29	$10.75	$11.11
Net investment income(a)	0.18	0.34	0.30	0.27	0.33	0.38
Net realized and unrealized gain (loss)	0.41	(0.03)	(0.49)	(1.11)	0.54	(0.36)
Net increase (decrease) from investment operations	0.59	0.31	(0.19)	(0.84)	0.87	0.02
Distributions from net investment income(b)	(0.17)	(0.33)	(0.30)	(0.27)	(0.33)	(0.38)
Net asset value, end of period	$10.09	$9.67	$9.69	$10.18	$11.29	$10.75
Total Return(c)
Based on net asset value	6.18%(d)	3.32%	(1.82)%	(7.56)%	8.20%	0.14%
Ratios to Average Net Assets(e)
Total expenses	0.79%(f)	0.77%	0.79%	0.78%	0.79%	0.93%
Total expenses after fees waived and/or reimbursed	0.55%(f)	0.54%	0.58%	0.59%	0.61%	0.75%
Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.54%(f)	0.54%	0.54%	0.54%	0.54%	0.54%
Net investment income	3.53%(f)	3.49%	3.08%	2.47%	2.98%	3.44%
Supplemental Data
Net assets, end of period (000)	$217,807	$219,584	$240,595	$325,614	$403,080	$370,399
Borrowings outstanding, end of period (000)	$6,749	$—	$—	$29,938	$49,169	$64,784
Portfolio turnover rate	17%	18%	46%	27%	27%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Service
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$9.69	$9.70	$10.19	$11.30	$10.76	$11.13
Net investment income(a)	0.16	0.31	0.28	0.24	0.30	0.35
Net realized and unrealized gain (loss)	0.41	(0.01)	(0.49)	(1.11)	0.54	(0.37)
Net increase (decrease) from investment operations	0.57	0.30	(0.21)	(0.87)	0.84	(0.02)
Distributions from net investment income(b)	(0.16)	(0.31)	(0.28)	(0.24)	(0.30)	(0.35)
Net asset value, end of period	$10.10	$9.69	$9.70	$10.19	$11.30	$10.76
Total Return(c)
Based on net asset value	5.94%(d)	3.17%	(2.05)%	(7.79)%	7.93%	(0.20)%
Ratios to Average Net Assets(e)
Total expenses	0.96%(f)	0.94%	0.99%	0.98%	0.97%	1.14%
Total expenses after fees waived and/or reimbursed	0.80%(f)	0.79%	0.82%	0.84%	0.86%	1.00%
Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.79%(f)	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income	3.28%(f)	3.24%	2.85%	2.21%	2.72%	3.19%
Supplemental Data
Net assets, end of period (000)	$1,121	$1,061	$1,067	$1,350	$2,367	$1,986
Borrowings outstanding, end of period (000)	$6,749	$—	$—	$29,938	$49,169	$64,784
Portfolio turnover rate	17%	18%	46%	27%	27%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor A
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$9.69	$9.70	$10.19	$11.30	$10.76	$11.13
Net investment income(a)	0.16	0.31	0.28	0.25	0.30	0.35
Net realized and unrealized gain (loss)	0.41	(0.01)	(0.49)	(1.11)	0.54	(0.37)
Net increase (decrease) from investment operations	0.57	0.30	(0.21)	(0.86)	0.84	(0.02)
Distributions from net investment income(b)	(0.16)	(0.31)	(0.28)	(0.25)	(0.30)	(0.35)
Net asset value, end of period	$10.10	$9.69	$9.70	$10.19	$11.30	$10.76
Total Return(c)
Based on net asset value	5.94%(d)	3.17%	(2.05)%	(7.78)%	7.93%	(0.20)%
Ratios to Average Net Assets(e)
Total expenses	0.93%(f)	0.91%	0.93%	0.93%	0.94%	1.09%
Total expenses after fees waived and/or reimbursed	0.80%(f)	0.78%	0.82%	0.83%	0.85%	1.00%
Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.79%(f)	0.78%	0.78%	0.78%	0.78%	0.79%
Net investment income	3.29%(f)	3.25%	2.84%	2.23%	2.72%	3.19%
Supplemental Data
Net assets, end of period (000)	$101,614	$103,050	$117,457	$142,514	$161,081	$131,336
Borrowings outstanding, end of period (000)	$6,749	$—	$—	$29,938	$49,169	$64,784
Portfolio turnover rate	17%	18%	46%	27%	27%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor A1
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$9.69	$9.71	$10.20	$11.30	$10.77	$11.13
Net investment income(a)	0.17	0.33	0.29	0.26	0.32	0.37
Net realized and unrealized gain (loss)	0.41	(0.02)	(0.49)	(1.10)	0.53	(0.36)
Net increase (decrease) from investment operations	0.58	0.31	(0.20)	(0.84)	0.85	0.01
Distributions from net investment income(b)	(0.17)	(0.33)	(0.29)	(0.26)	(0.32)	(0.37)
Net asset value, end of period	$10.10	$9.69	$9.71	$10.20	$11.30	$10.77
Total Return(c)
Based on net asset value	6.02%(d)	3.22%	(1.91)%	(7.56)%	7.99%	0.04%
Ratios to Average Net Assets(e)
Total expenses	0.82%(f)	0.81%	0.83%	0.81%	0.82%	0.96%
Total expenses after fees waived and/or reimbursed	0.65%(f)	0.64%	0.68%	0.69%	0.71%	0.85%
Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.64%(f)	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	3.43%(f)	3.39%	2.99%	2.37%	2.88%	3.34%
Supplemental Data
Net assets, end of period (000)	$5,568	$5,599	$6,354	$7,651	$8,925	$9,462
Borrowings outstanding, end of period (000)	$6,749	$—	$—	$29,938	$49,169	$64,784
Portfolio turnover rate	17%	18%	46%	27%	27%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor C
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$9.68	$9.70	$10.19	$11.30	$10.76	$11.12
Net investment income(a)	0.13	0.24	0.20	0.16	0.22	0.27
Net realized and unrealized gain (loss)	0.41	(0.02)	(0.49)	(1.11)	0.54	(0.36)
Net increase (decrease) from investment operations	0.54	0.22	(0.29)	(0.95)	0.76	(0.09)
Distributions from net investment income(b)	(0.12)	(0.24)	(0.20)	(0.16)	(0.22)	(0.27)
Net asset value, end of period	$10.10	$9.68	$9.70	$10.19	$11.30	$10.76
Total Return(c)
Based on net asset value	5.65%(d)	2.29%	(2.79)%	(8.48)%	7.12%	(0.85)%
Ratios to Average Net Assets(e)
Total expenses	1.74%(f)	1.71%	1.73%	1.70%	1.71%	1.85%
Total expenses after fees waived and/or reimbursed	1.55%(f)	1.54%	1.58%	1.59%	1.61%	1.75%
Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	1.54%(f)	1.54%	1.54%	1.54%	1.54%	1.54%
Net investment income	2.53%(f)	2.49%	2.08%	1.47%	2.00%	2.44%
Supplemental Data
Net assets, end of period (000)	$5,418	$6,941	$10,190	$14,249	$20,866	$29,078
Borrowings outstanding, end of period (000)	$6,749	$—	$—	$29,938	$49,169	$64,784
Portfolio turnover rate	17%	18%	46%	27%	27%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Class K
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$9.67	$9.69	$10.18	$11.29	$10.75	$11.11
Net investment income(a)	0.18	0.34	0.31	0.28	0.33	0.38
Net realized and unrealized gain (loss)	0.42	(0.02)	(0.49)	(1.11)	0.55	(0.35)
Net increase (decrease) from investment operations	0.60	0.32	(0.18)	(0.83)	0.88	0.03
Distributions from net investment income(b)	(0.18)	(0.34)	(0.31)	(0.28)	(0.34)	(0.39)
Net asset value, end of period	$10.09	$9.67	$9.69	$10.18	$11.29	$10.75
Total Return(c)
Based on net asset value	6.21%(d)	3.37%	(1.77)%	(7.52)%	8.25%	0.19%
Ratios to Average Net Assets(e)
Total expenses	0.64%(f)	0.63%	0.65%	0.64%	0.65%	0.80%
Total expenses after fees waived and/or reimbursed	0.50%(f)	0.49%	0.53%	0.54%	0.56%	0.70%
Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.49%(f)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.58%(f)	3.54%	3.15%	2.53%	3.01%	3.48%
Supplemental Data
Net assets, end of period (000)	$8,730	$8,404	$8,347	$7,776	$6,334	$3,982
Borrowings outstanding, end of period (000)	$6,749	$—	$—	$29,938	$49,169	$64,784
Portfolio turnover rate	17%	18%	46%	27%	27%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Impact Municipal Fund
	Institutional
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Period from 03/14/22(a) to 05/31/22

Net asset value, beginning of period	$9.63	$9.50	$9.81	$10.00
Net investment income(b)	0.17	0.34	0.30	0.03
Net realized and unrealized gain (loss)	0.27	0.13	(0.28)	(0.19)
Net increase (decrease) from investment operations	0.44	0.47	0.02	(0.16)
Distributions(c)
From net investment income	(0.17)	(0.34)	(0.30)	(0.03)
From net realized gain	—	—	(0.03)	—
Total distributions	(0.17)	(0.34)	(0.33)	(0.03)
Net asset value, end of period	$9.90	$9.63	$9.50	$9.81
Total Return(d)
Based on net asset value	4.63%(e)	5.01%	0.27%	(1.61)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.03%(g)	1.08%	1.30%(h)	1.13%(g)(i)(j)
Total expenses after fees waived and/or reimbursed	0.58%(g)	0.58%	0.57%	0.58%(g)
Net investment income	3.53%(g)	3.56%	3.16%	1.44%(g)
Supplemental Data
Net assets, end of period (000)	$237	$229	$122	$98
Portfolio turnover rate	2%	18%	36%	— %

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 1.04%.
(i)	Includes non-recurring expenses of organization and offering costs. Without these costs, total expenses would have been 1.05%.
(j)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.77%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Impact Municipal Fund (continued)
	Investor A
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Period from 03/14/22(a) to 05/31/22

Net asset value, beginning of period	$9.64	$9.50	$9.81	$10.00
Net investment income(b)	0.16	0.32	0.28	0.02
Net realized and unrealized gain (loss)	0.26	0.14	(0.28)	(0.19)
Net increase (decrease) from investment operations	0.42	0.46	—	(0.17)
Distributions(c)
From net investment income	(0.16)	(0.32)	(0.28)	(0.02)
From net realized gain	—	—	(0.03)	—
Total distributions	(0.16)	(0.32)	(0.31)	(0.02)
Net asset value, end of period	$9.90	$9.64	$9.50	$9.81
Total Return(d)
Based on net asset value	4.39%(e)	4.88%	0.03%	(1.66)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.32%(g)	1.27%	1.60%(h)	1.37%(g)(i)(j)
Total expenses after fees waived and/or reimbursed	0.83%(g)	0.81%	0.81%	0.83%(g)
Net investment income	3.29%(g)	3.32%	2.92%	1.19%(g)
Supplemental Data
Net assets, end of period (000)	$178	$170	$97	$98
Portfolio turnover rate	2%	18%	36%	— %

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 1.34%.
(i)	Includes non-recurring expenses of organization and offering costs. Without these costs, total expenses would have been 1.30%.
(j)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.02%.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Impact Municipal Fund (continued)
	Class K
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Period from 03/14/22(a) to 05/31/22

Net asset value, beginning of period	$9.64	$9.50	$9.81	$10.00
Net investment income(b)	0.18	0.35	0.30	0.03
Net realized and unrealized gain (loss)	0.26	0.13	(0.28)	(0.19)
Net increase (decrease) from investment operations	0.44	0.48	0.02	(0.16)
Distributions(c)
From net investment income	(0.18)	(0.34)	(0.30)	(0.03)
From net realized gain	—	—	(0.03)	—
Total distributions	(0.18)	(0.34)	(0.33)	(0.03)
Net asset value, end of period	$9.90	$9.64	$9.50	$9.81
Total Return(d)
Based on net asset value	4.55%(e)	5.17%	0.31%	(1.60)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.92%(g)	0.99%	1.23%(h)	0.75%(g)(i)(j)
Total expenses after fees waived and/or reimbursed	0.53%(g)	0.53%	0.53%	0.53%(g)
Net investment income	3.59%(g)	3.61%	3.20%	1.50%(g)
Supplemental Data
Net assets, end of period (000)	$50,068	$48,476	$47,360	$48,841
Portfolio turnover rate	2%	18%	36%	— %

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 0.96%.
(i)	Includes non-recurring expenses of organization and offering costs. Without these costs, total expenses would have been 1.30%.
(j)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.40%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund
	Institutional
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$10.41	$10.36	$10.84	$11.95	$10.90	$11.70
Net investment income(a)	0.20	0.35	0.29	0.25	0.27	0.29
Net realized and unrealized gain (loss)	0.29	0.04	(0.48)	(1.11)	1.04	(0.80)
Net increase (decrease) from investment operations	0.49	0.39	(0.19)	(0.86)	1.31	(0.51)
Distributions from net investment income(b)	(0.19)	(0.34)	(0.29)	(0.25)	(0.26)	(0.29)
Net asset value, end of period	$10.71	$10.41	$10.36	$10.84	$11.95	$10.90
Total Return(c)
Based on net asset value	4.76%(d)	3.85%(e)	(1.74)%(e)	(7.34)%	12.18%	(4.46)%
Ratios to Average Net Assets(f)
Total expenses	0.76%(g)	0.72%	0.83%	0.67%	0.67%	0.75%
Total expenses after fees waived and/or reimbursed	0.71%(g)	0.66%	0.77%	0.63%	0.61%	0.70%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(h)	0.60%(g)	0.60%	0.59%	0.55%	0.55%	0.54%
Net investment income	3.71%(g)	3.38%	2.80%	2.10%	2.32%	2.53%
Supplemental Data
Net assets, end of period (000)	$3,149,361	$3,043,763	$3,992,499	$5,736,839	$6,514,428	$6,827,755
Borrowings outstanding, end of period (000)	$149,700	$100,365	$103,390	$745,620	$764,712	$869,463
Portfolio turnover rate	20%	70%	51%	106%	100%	119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	All or a portion of is related to TOB Trusts.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor A
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$10.40	$10.35	$10.83	$11.94	$10.90	$11.69
Net investment income(a)	0.19	0.33	0.27	0.22	0.24	0.27
Net realized and unrealized gain (loss)	0.29	0.04	(0.48)	(1.11)	1.04	(0.79)
Net increase (decrease) from investment operations	0.48	0.37	(0.21)	(0.89)	1.28	(0.52)
Distributions from net investment income(b)	(0.18)	(0.32)	(0.27)	(0.22)	(0.24)	(0.27)
Net asset value, end of period	$10.70	$10.40	$10.35	$10.83	$11.94	$10.90
Total Return(c)
Based on net asset value	4.66%(d)	3.64%(e)	(1.95)%(e)	(7.55)%	11.83%	(4.59)%
Ratios to Average Net Assets(f)
Total expenses	0.96%(g)	0.92%	1.04%	0.89%	0.89%	0.98%
Total expenses after fees waived and/or reimbursed	0.90%(g)	0.87%	0.98%	0.85%	0.84%	0.92%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(h)	0.79%(g)	0.80%	0.80%	0.77%	0.77%	0.76%
Net investment income	3.52%(g)	3.18%	2.60%	1.88%	2.10%	2.31%
Supplemental Data
Net assets, end of period (000)	$676,181	$720,886	$938,420	$1,367,516	$1,717,910	$1,871,557
Borrowings outstanding, end of period (000)	$149,700	$100,365	$103,390	$745,620	$764,712	$869,463
Portfolio turnover rate	20%	70%	51%	106%	100%	119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	All or a portion of is related to TOB Trusts.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor A1
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$10.41	$10.35	$10.83	$11.94	$10.90	$11.70
Net investment income(a)	0.20	0.34	0.29	0.24	0.26	0.29
Net realized and unrealized gain (loss)	0.29	0.05	(0.49)	(1.11)	1.03	(0.81)
Net increase (decrease) from investment operations	0.49	0.39	(0.20)	(0.87)	1.29	(0.52)
Distributions from net investment income(b)	(0.19)	(0.33)	(0.28)	(0.24)	(0.25)	(0.28)
Net asset value, end of period	$10.71	$10.41	$10.35	$10.83	$11.94	$10.90
Total Return(c)
Based on net asset value	4.73%(d)	3.88%(e)	(1.81)%(e)	(7.42)%	11.99%	(4.52)%
Ratios to Average Net Assets(f)
Total expenses	0.83%(g)	0.79%	0.90%	0.74%	0.75%	0.82%
Total expenses after fees waived and/or reimbursed	0.77%(g)	0.73%	0.84%	0.71%	0.69%	0.76%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(h)	0.66%(g)	0.66%	0.66%	0.63%	0.63%	0.60%
Net investment income	3.65%(g)	3.33%	2.75%	2.03%	2.25%	2.48%
Supplemental Data
Net assets, end of period (000)	$14,825	$15,144	$16,987	$21,176	$24,645	$23,881
Borrowings outstanding, end of period (000)	$149,700	$100,365	$103,390	$745,620	$764,712	$869,463
Portfolio turnover rate	20%	70%	51%	106%	100%	119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	All or a portion of is related to TOB Trusts.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor C
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$10.41	$10.36	$10.84	$11.95	$10.90	$11.70
Net investment income(a)	0.15	0.25	0.19	0.13	0.15	0.18
Net realized and unrealized gain (loss)	0.29	0.04	(0.48)	(1.11)	1.05	(0.80)
Net increase (decrease) from investment operations	0.44	0.29	(0.29)	(0.98)	1.20	(0.62)
Distributions from net investment income(b)	(0.14)	(0.24)	(0.19)	(0.13)	(0.15)	(0.18)
Net asset value, end of period	$10.71	$10.41	$10.36	$10.84	$11.95	$10.90
Total Return(c)
Based on net asset value	4.25%(d)	2.84%(e)	(2.70)%(e)	(8.25)%	11.07%	(5.39)%
Ratios to Average Net Assets(f)
Total expenses	1.74%(g)	1.70%	1.81%	1.65%	1.66%	1.73%
Total expenses after fees waived and/or reimbursed	1.68%(g)	1.65%	1.75%	1.61%	1.61%	1.68%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(h)	1.57%(g)	1.58%	1.57%	1.53%	1.54%	1.52%
Net investment income	2.74%(g)	2.39%	1.82%	1.11%	1.35%	1.56%
Supplemental Data
Net assets, end of period (000)	$41,242	$49,452	$78,322	$134,639	$184,220	$271,382
Borrowings outstanding, end of period (000)	$149,700	$100,365	$103,390	$745,620	$764,712	$869,463
Portfolio turnover rate	20%	70%	51%	106%	100%	119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	All or a portion of is related to TOB Trusts.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Class K
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$10.41	$10.36	$10.84	$11.95	$10.90	$11.70
Net investment income(a)	0.20	0.35	0.30	0.25	0.27	0.30
Net realized and unrealized gain (loss)	0.30	0.05	(0.48)	(1.11)	1.05	(0.80)
Net increase (decrease) from investment operations	0.50	0.40	(0.18)	(0.86)	1.32	(0.50)
Distributions from net investment income(b)	(0.20)	(0.35)	(0.30)	(0.25)	(0.27)	(0.30)
Net asset value, end of period	$10.71	$10.41	$10.36	$10.84	$11.95	$10.90
Total Return(c)
Based on net asset value	4.81%(d)	3.94%(e)	(1.66)%(e)	(7.28)%	12.24%	(4.39)%
Ratios to Average Net Assets(f)
Total expenses	0.67%(g)	0.64%	0.75%	0.60%	0.61%	0.69%
Total expenses after fees waived and/or reimbursed	0.62%(g)	0.58%	0.70%	0.56%	0.56%	0.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(h)	0.50%(g)	0.51%	0.51%	0.48%	0.49%	0.47%
Net investment income	3.81%(g)	3.44%	2.88%	2.16%	2.37%	2.59%
Supplemental Data
Net assets, end of period (000)	$71,179	$93,708	$93,826	$124,194	$168,801	$162,366
Borrowings outstanding, end of period (000)	$149,700	$100,365	$103,390	$745,620	$764,712	$869,463
Portfolio turnover rate	20%	70%	51%	106%	100%	119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	All or a portion of is related to TOB Trusts.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust, BlackRock Municipal Series Trust (each, a “Trust” or collectively, the “Trusts”) and BlackRock Municipal Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock California Municipal Series Trust	BlackRock California Municipal Opportunities Fund	California Municipal Opportunities	Diversified
BlackRock Multi-State Municipal Series Trust	BlackRock New Jersey Municipal Bond Fund	New Jersey Municipal Bond	Non-diversified
	BlackRock Pennsylvania Municipal Bond Fund	Pennsylvania Municipal Bond	Non-diversified
BlackRock Municipal Bond Fund, Inc.	BlackRock Impact Municipal Fund	Impact Municipal	Diversified
BlackRock Municipal Series Trust	BlackRock Strategic Municipal Opportunities Fund	Strategic Municipal Opportunities	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A, Investor A1 and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans and, for California Municipal Opportunities only, fee based programs previously approved by the Fund.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor A1 Shares	No(b)	No(c)	None
Investor C Shares	No	Yes(d)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 4.00% for all Funds other than Strategic Municipal Opportunities, which is subject to a maximum sales charge of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans or, for California Municipal Opportunities only, fee based programs previously approved by the Fund, which are currently the only investors who may invest in Investor A1 Shares.

(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders and, for California
Municipal Opportunities only, fee based programs previously approved by the Fund.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Boards of Trustees of the Trusts and the Board of Directors of the Corporation are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Trustees”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.  As of period end, the Funds had the following unfunded commitments:
Fund Name	Investment Name	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
California Municipal Opportunities	Puerto Rico Electric Power Authority, Series B-1	$14,519,362	$ 14,519,362	$15,443,524	$ 924,162
	Puerto Rico Electric Power Authority, Series B-2	70,284,037	70,284,037	78,209,754	7,925,717
					$ 8,849,879
Strategic Municipal Opportunities	Puerto Rico Electric Power Authority, Series B-1	$45,391,319	$ 45,391,319	$48,280,489	2,889,170
	Puerto Rico Electric Power Authority, Series B-2	219,726,262	219,726,262	244,504,125	24,777,863
					$ 27,667,033
Municipal Bonds Transferred to TOB Trusts: The Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

interest expense and fees in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense and fees in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense and fees in the Statements of Operations.  Amounts recorded within interest expense and fees in the Statements of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
California Municipal Opportunities	$ 294,486	$ 31,875	$ 11,511	$ 337,872
Pennsylvania Municipal Bond	15,977	2,145	1,061	19,183
Strategic Municipal Opportunities	1,994,694	223,036	70,474	2,288,204
For the six months ended November 30, 2024, the following table is a summary of each Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
California Municipal Opportunities	$ 44,431,286	$ 17,659,983	2.88%	$ 17,659,983	3.82%
Pennsylvania Municipal Bond	12,538,509	6,748,847	2.89 — 2.98	1,198,924	3.19
Strategic Municipal Opportunities	242,388,120	149,699,979	2.86 — 2.96	120,440,563	3.79

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at November 30, 2024, in proportion to their participation in the TOB Trust. The recourse TOB
Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at November 30, 2024.

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trusts and the Corporation, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services and with respect to the Funds except Impact Municipal, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Impact Municipal	Strategic Municipal Opportunities
First $1 billion	0.38%	0.52%	0.52%	0.45%	0.55%
$1 billion — $3 billion	0.36	0.49	0.49	0.42	0.52
$3 billion — $5 billion	0.34	0.47	0.47	0.41	0.50
$5 billion — $10 billion	0.33	0.45	0.45	0.39	0.48
Greater than $10 billion	0.32	0.44	0.44	0.38	0.47
Service and Distribution Fees:  The Trusts and the Corporation, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	California Municipal Opportunities		New Jersey Municipal Bond		Pennsylvania Municipal Bond		Impact Municipal		Strategic Municipal Opportunities
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A	0.25%	N/A	N/A	N/A	N/A	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25	N/A	0.25%	N/A	0.25%	N/A
Investor A1	0.10	N/A	0.10	N/A	0.10	N/A	N/A	N/A	0.10	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%	N/A	N/A	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended November 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Service	Investor A	Investor A1	Investor C	Total
California Municipal Opportunities	$ —	$ 742,841	$ 36,606	$ 208,273	$ 987,720
New Jersey Municipal Bond	8,038	113,355	6,086	51,437	178,916
Pennsylvania Municipal Bond	1,373	129,871	2,795	31,731	165,770
Impact Municipal	—	223	—	—	223
Strategic Municipal Opportunities	—	887,543	7,544	229,631	1,124,718
Administration:  With respect to Impact Municipal, the Corporation, on behalf of Impact Municipal, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, with respect to Impact Municipal the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended November 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Class K	Total
Impact Municipal	$ 24	$ 18	$ 4,979	$ 5,021
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended November 30, 2024, the Funds did not pay any amounts to affiliates in return for these services.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
California Municipal Opportunities	$ 1,280	$ —	$ 1,096	$ 730	$ 140	$ 91	$ 3,337
New Jersey Municipal Bond	245	578	395	212	85	26	1,541
Pennsylvania Municipal Bond	243	37	547	212	152	14	1,205
Impact Municipal	22	—	5	—	—	49	76
Strategic Municipal Opportunities	2,159	—	1,671	67	335	124	4,356
For the six months ended November 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
California Municipal Opportunities	$ 562,783	$ —	$ 132,557	$ 14,321	$ 12,015	$ 1,102	$ 722,778
New Jersey Municipal Bond	92,866	3,182	21,797	3,667	3,595	137	125,244
Pennsylvania Municipal Bond	175,970	427	24,877	2,640	3,419	320	207,653
Impact Municipal	123	—	132	—	—	396	651
Strategic Municipal Opportunities	1,642,053	—	169,620	4,983	17,565	3,421	1,837,642
Other Fees:  For the six months ended November 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
California Municipal Opportunities	$ 1,968
New Jersey Municipal Bond	500
Pennsylvania Municipal Bond	401
Strategic Municipal Opportunities	896
For the six months ended November 30, 2024, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
California Municipal Opportunities	$ 14,122	$ 3,871
New Jersey Municipal Bond	4,952	557
Pennsylvania Municipal Bond	99	54
Strategic Municipal Opportunities	1,583	537
Expense Limitations, Waivers, Reimbursements, and Recoupments:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. With respect to California Municipal Opportunities, New Jersey Municipal Bond, Pennsylvania Municipal Bond and Impact Municipal the amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
California Municipal Opportunities	$ 76,547
New Jersey Municipal Bond	11,705
Pennsylvania Municipal Bond	4,484
Impact Municipal	551
Strategic Municipal Opportunities	53,617
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds’ Independent Trustees. For the six months ended November 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
With respect to California Municipal Opportunities, New Jersey Municipal Bond, Pennsylvania Municipal Bond and Impact Municipal, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K
California Municipal Opportunities	0.44%	— %	0.69%	0.54%	1.44%	0.39%
New Jersey Municipal Bond	0.52	0.77	0.77	0.62	1.52	0.47
Pennsylvania Municipal Bond	0.54	0.79	0.79	0.64	1.54	0.49
Impact Municipal	0.58	—	0.83	—	—	0.53
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, with respect to California Municipal Opportunities, New Jersey Municipal Bond, Pennsylvania Municipal Bond and Impact Municipal unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six months ended November 30, 2024, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
California Municipal Opportunities	$ 154
New Jersey Municipal Bond	219,911
Pennsylvania Municipal Bond	217,057
Impact Municipal	93,082
With respect to Strategic Municipal Opportunities, the Manager contractually agreed to waive 0.05% of its investment advisory fees through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of Independent Trustees of BlackRock Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2024, the Manager waived $992,254 pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the six months ended November 30, 2024, class specific expense waivers and/or reimbursements were as follows:
Administration Fees Waived by the Manager- Class Specific
Fund Name	Institutional	Investor A	Class K	Total
Impact Municipal	$ 24	$ 16	$ 4,979	$ 5,019

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
California Municipal Opportunities	$ 147,504	$ —	$ 194	$ —	$ 1,242	$ 440	$ 149,380
New Jersey Municipal Bond	47,842	1,575	2,800	644	1,024	136	54,021
Pennsylvania Municipal Bond	120,711	151	996	1,243	1,833	319	125,253
Impact Municipal	65	—	89	—	—	395	549
With respect to the contractual expense limitation, if during Impact Municipal’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective March 15, 2029, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
As of November 30, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
	Expiring
Fund Name/Fund Level/Share Class	05/31/25	05/31/26	05/31/27
Impact Municipal
Fund Level	$ 319,112	$ 208,136	$ 93,082
Institutional	59	121	89
Investor A	109	33	105

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Expiring
Fund Name/Fund Level/Share Class	05/31/25	05/31/26	05/31/27
Class K	9,534	9,723	5,374
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. California Municipal Opportunities, New Jersey Municipal Bond, Pennsylvania Municipal Bond and Strategic Municipal Opportunities are currently permitted to borrow under the Interfund Lending Program. Impact Municipal is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended November 30, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7.
 PURCHASES AND SALES
For the six months ended November 30, 2024, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
California Municipal Opportunities	$ 1,310,922,949	$ 1,336,430,590
New Jersey Municipal Bond	27,477,939	39,907,761
Pennsylvania Municipal Bond	56,635,600	68,969,771
Impact Municipal	1,588,788	1,165,613
Strategic Municipal Opportunities	806,941,860	993,842,140
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of May 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
California Municipal Opportunities	$ (201,467,113)
New Jersey Municipal Bond	(21,603,340)
Pennsylvania Municipal Bond	(51,218,397)
Impact Municipal	(964,785)
Strategic Municipal Opportunities	(1,139,898,580)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

As of November 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Municipal Opportunities	$ 2,410,562,779	$ 41,138,823	$ (48,110,672)	$ (6,971,849)
New Jersey Municipal Bond	301,314,502	10,750,491	(5,962,279)	4,788,212
Pennsylvania Municipal Bond	337,507,502	8,496,657	(6,350,282)	2,146,375
Impact Municipal	49,265,975	1,134,132	(437,204)	696,928
Strategic Municipal Opportunities	3,954,343,928	133,017,881	(165,727,415)	(32,709,534)
9.
BANK BORROWINGS
The Trusts and the Corporation, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended November 30, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.
The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk:  The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 11/30/24		Year Ended 05/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
California Municipal Opportunities
Institutional
Shares sold	17,680,702	$ 213,596,290	53,049,231	$ 621,864,509
Shares issued in reinvestment of distributions	1,899,171	22,939,704	3,481,913	40,930,339
Shares redeemed	(12,811,694)	(154,719,237)	(69,281,569)	(803,634,422)
	6,768,179	$ 81,816,757	(12,750,425)	$ (140,839,574)
Investor A
Shares sold and automatic conversion of shares	4,807,231	$ 58,028,762	7,996,567	$ 94,151,056
Shares issued in reinvestment of distributions	708,729	8,552,159	1,401,606	16,459,571
Shares redeemed	(5,230,286)	(63,076,991)	(16,626,740)	(194,533,365)
	285,674	$ 3,503,930	(7,228,567)	$ (83,922,738)
Investor A1
Shares sold	—	$ —	8	$ 97
Shares issued in reinvestment of distributions	61,218	739,414	121,118	1,424,184
Shares redeemed	(332,625)	(4,011,873)	(662,435)	(7,806,009)
	(271,407)	$ (3,272,459)	(541,309)	$ (6,381,728)
Investor C
Shares sold	196,094	$ 2,372,539	260,811	$ 3,070,068
Shares issued in reinvestment of distributions	40,334	487,193	98,999	1,163,128
Shares redeemed and automatic conversion of shares	(1,014,047)	(12,242,533)	(1,841,953)	(21,646,505)
	(777,619)	$ (9,382,801)	(1,482,143)	$ (17,413,309)
Class K
Shares sold	1,392,072	$ 16,836,100	2,528,118	$ 29,601,099
Shares issued in reinvestment of distributions	61,378	741,705	108,374	1,273,856
Shares redeemed	(792,935)	(9,557,045)	(3,765,053)	(43,712,953)
	660,515	$ 8,020,760	(1,128,561)	$ (12,837,998)
	6,665,342	$ 80,686,187	(23,131,005)	$ (261,395,347)

	Six Months Ended 11/30/24		Year Ended 05/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
New Jersey Municipal Bond
Institutional
Shares sold	2,490,954	$ 25,726,012	5,214,623	$ 52,744,263
Shares issued in reinvestment of distributions	253,344	2,616,991	477,553	4,844,957
Shares redeemed	(2,057,497)	(21,182,912)	(5,079,288)	(51,158,483)
	686,801	$ 7,160,091	612,888	$ 6,430,737
Service
Shares sold	128	$ 1,316	6,028	$ 61,724
Shares issued in reinvestment of distributions	9,806	101,288	20,469	207,644
Shares redeemed	(17,634)	(181,709)	(52,308)	(527,464)
	(7,700)	$ (79,105)	(25,811)	$ (258,096)
Investor A
Shares sold and automatic conversion of shares	1,058,217	$ 10,948,039	1,253,374	$ 12,764,304
Shares issued in reinvestment of distributions	125,798	1,300,698	271,160	2,752,571
Shares redeemed	(842,967)	(8,721,842)	(2,594,449)	(26,322,619)
	341,048	$ 3,526,895	(1,069,915)	$ (10,805,744)
Investor A1
Shares sold	—	$ —	2	$ 12
Shares issued in reinvestment of distributions	13,814	142,845	29,462	299,265
Shares redeemed	(38,621)	(398,420)	(109,626)	(1,106,611)
	(24,807)	$ (255,575)	(80,162)	$ (807,334)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/24		Year Ended 05/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
New Jersey Municipal Bond (continued)
Investor C
Shares sold	34,651	$ 357,889	109,912	$ 1,124,113
Shares issued in reinvestment of distributions	12,101	124,991	28,706	291,073
Shares redeemed and automatic conversion of shares	(165,584)	(1,708,486)	(364,779)	(3,696,172)
	(118,832)	$ (1,225,606)	(226,161)	$ (2,280,986)
Class K
Shares sold	28,026	$ 288,637	46,329	$ 471,937
Shares issued in reinvestment of distributions	3,133	32,355	6,986	70,772
Shares redeemed	(14,549)	(150,963)	(101,149)	(1,019,421)
	16,610	$ 170,029	(47,834)	$ (476,712)
	893,120	$ 9,296,729	(836,995)	$ (8,198,135)

	Six Months Ended 11/30/24		Year Ended 05/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Pennsylvania Municipal Bond
Institutional
Shares sold	1,300,205	$ 12,911,560	5,737,754	$ 55,150,889
Shares issued in reinvestment of distributions	183,598	1,826,208	381,309	3,675,274
Shares redeemed	(2,591,577)	(25,745,299)	(8,247,796)	(79,509,036)
	(1,107,774)	$ (11,007,531)	(2,128,733)	$ (20,682,873)
Service
Shares sold	182	$ 1,800	321	$ 3,099
Shares issued in reinvestment of distributions	1,779	17,717	3,494	33,705
Shares redeemed	(475)	(4,736)	(4,299)	(41,147)
	1,486	$ 14,781	(484)	$ (4,343)
Investor A
Shares sold and automatic conversion of shares	460,631	$ 4,591,263	1,115,641	$ 10,830,091
Shares issued in reinvestment of distributions	159,078	1,584,119	342,454	3,302,197
Shares redeemed	(1,198,636)	(11,975,565)	(2,924,879)	(28,250,922)
	(578,927)	$ (5,800,183)	(1,466,784)	$ (14,118,634)
Investor A1
Shares issued in reinvestment of distributions	6,281	$ 62,563	14,092	$ 135,968
Shares redeemed	(32,984)	(328,547)	(90,962)	(885,653)
	(26,703)	$ (265,984)	(76,870)	$ (749,685)
Investor C
Shares sold	11,923	$ 118,966	38,190	$ 365,511
Shares issued in reinvestment of distributions	7,836	77,990	20,429	196,824
Shares redeemed and automatic conversion of shares	(200,085)	(1,994,024)	(392,319)	(3,775,765)
	(180,326)	$ (1,797,068)	(333,700)	$ (3,213,430)
Class K
Shares sold	84,760	$ 841,187	296,547	$ 2,851,052
Shares issued in reinvestment of distributions	15,305	152,237	31,680	305,000
Shares redeemed	(103,387)	(1,026,562)	(320,862)	(3,080,615)
	(3,322)	$ (33,138)	7,365	$ 75,437
	(1,895,566)	$ (18,889,123)	(3,999,206)	$ (38,693,528)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/24		Year Ended 05/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Impact Municipal
Institutional
Shares sold	—	$ —	12,032	$ 110,006
Shares issued in reinvestment of distributions	244	2,397	363	3,491
Shares redeemed	(44)	(432)	(1,516)	(14,204)
	200	$ 1,965	10,879	$ 99,293
Investor A
Shares sold	1,615	$ 15,950	7,464	$ 72,087
Shares issued in reinvestment of distributions	132	1,303	123	1,196
Shares redeemed	(1,418)	(14,000)	(113)	(1,039)
	329	$ 3,253	7,474	$ 72,244
Class K
Shares sold	43,432	$ 427,235	61,707	$ 586,041
Shares issued in reinvestment of distributions	1,188	11,705	910	8,766
Shares redeemed	(18,609)	(183,034)	(17,452)	(162,362)
	26,011	$ 255,906	45,165	$ 432,445
	26,540	$ 261,124	63,518	$ 603,982

	Six Months Ended 11/30/24		Year Ended 05/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Strategic Municipal Opportunities
Institutional
Shares sold	36,294,828	$ 387,116,013	114,237,454	$ 1,175,973,009
Shares issued in reinvestment of distributions	4,449,344	47,441,905	8,687,609	89,473,659
Shares redeemed	(39,021,318)	(416,097,474)	(216,035,902)	(2,207,671,380)
	1,722,854	$ 18,460,444	(93,110,839)	$ (942,224,712)
Investor A
Shares sold and automatic conversion of shares	3,737,757	$ 39,872,616	9,881,614	$ 101,956,552
Shares issued in reinvestment of distributions	1,017,164	10,841,123	2,168,899	22,331,725
Shares redeemed	(10,860,353)	(115,671,652)	(33,420,728)	(343,846,023)
	(6,105,432)	$ (64,957,913)	(21,370,215)	$ (219,557,746)
Investor A1
Shares sold	16,945	$ 178,298	—	$ —
Shares issued in reinvestment of distributions	14,529	154,928	28,497	293,629
Shares redeemed	(101,712)	(1,086,102)	(213,971)	(2,204,097)
	(70,238)	$ (752,876)	(185,474)	$ (1,910,468)
Investor C
Shares sold	106,820	$ 1,143,351	284,142	$ 2,931,610
Shares issued in reinvestment of distributions	54,955	586,114	132,525	1,364,313
Shares redeemed and automatic conversion of shares	(1,060,453)	(11,316,306)	(3,228,637)	(33,292,200)
	(898,678)	$ (9,586,841)	(2,811,970)	$ (28,996,277)
Class K
Shares sold	812,905	$ 8,676,844	13,634,612	$ 141,625,126
Shares issued in reinvestment of distributions	105,220	1,121,964	332,700	3,400,908
Shares redeemed	(3,272,746)	(34,861,792)	(14,024,446)	(141,796,506)
	(2,354,621)	$ (25,062,984)	(57,134)	$ 3,229,528
	(7,706,115)	$ (81,900,170)	(117,535,632)	$ (1,189,459,675)
As of November 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Class K
New Jersey Municipal Bond	—	—	18,124
Impact Municipal	10,000	10,000	4,980,000

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trusts and the Corporation is paid by the Trusts and the Corporation, on behalf of the Funds.
Dividend Policy
Each Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital.  The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreements

The Board of Directors/Trustees, as applicable (the “Board,” the members of which are referred to as “Board Members”), of each of BlackRock California Municipal Series Trust (the “California Municipal Series Trust”), BlackRock Multi-State Municipal Series Trust (the “Multi-State Municipal Series Trust”), BlackRock Municipal Bond Fund, Inc. (“Municipal Bond Fund, Inc.”) and BlackRock Municipal Series Trust (the “Municipal Series Trust” and collectively with the California Municipal Series Trust, the Multi-State Municipal Series Trust and Municipal Bond Fund, Inc., the “Registrants” and each, a “Registrant”) met on May 3, 2024 (the “May Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Agreements”) between the California Municipal Series Trust, on behalf of BlackRock California Municipal Opportunities Trust (the “California Municipal Opportunities Fund”), the Multi-State Municipal Series Trust, on behalf of BlackRock New Jersey Municipal Bond Fund (the “New Jersey Municipal Bond Fund”) and BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Municipal Bond Fund”), Municipal Bond Fund, Inc., on behalf of BlackRock Impact Municipal Fund (the “Impact Municipal Fund”) and the Municipal Series Trust, on behalf of BlackRock Strategic Municipal Opportunities Fund (the “Strategic Municipal Opportunities Fund” and collectively, with the California Municipal Opportunities Fund, the New Jersey Municipal Bond Fund, the Pennsylvania Municipal Bond Fund and the Impact Municipal Fund, the “Funds” and each, a “Fund”) and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of each Registrant, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were:  (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the California Municipal Opportunities Fund ranked in the second, first and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the California Municipal Opportunities Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, the New Jersey Municipal Bond Fund ranked in the first, second and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the New Jersey Municipal Bond Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, the Pennsylvania Municipal Bond Fund ranked in the second, third and third quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Pennsylvania Municipal Bond Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Pennsylvania Municipal Bond Fund’s underperformance relative to its Morningstar Category during the applicable periods.
The Board noted that for each of the one-year and since inception periods reported, the Impact Municipal Fund ranked in the first quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Impact Municipal Fund, and that BlackRock has explained its rationale for this belief to the Board.
Disclosure of Investment Advisory Agreements

Disclosure of Investment Advisory Agreements (continued)

The Board noted that for the one-, three- and five-year periods reported, the Strategic Municipal Opportunities Fund ranked in the fourth, second and fourth quartiles against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Strategic Municipal Opportunities Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Strategic Municipal Opportunities Fund’s underperformance relative to its Morningstar Category during the applicable periods.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the California Municipal Opportunities Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the California Municipal Opportunities Fund’s Expense Peers. The Board also noted that the California Municipal Opportunities Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the California Municipal Opportunities Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the California Municipal Opportunities Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board have contractually agreed to a cap on the California Municipal Opportunities Fund’s total expenses as a percentage of the California Municipal Opportunities Fund’s average daily net assets on a class-by-class basis.
The Board noted that the New Jersey Municipal Bond Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the New Jersey Municipal Bond Fund’s Expense Peers. The Board also noted that the New Jersey Municipal Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the New Jersey Municipal Bond Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the New Jersey Municipal Bond Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the New Jersey Municipal Bond Fund’s total expenses as a percentage of the New Jersey Municipal Bond Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Pennsylvania Municipal Bond Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Pennsylvania Municipal Bond Fund’s Expense Peers. The Board also noted that the Pennsylvania Municipal Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Pennsylvania Municipal Bond Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Pennsylvania Municipal Bond Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Pennsylvania Municipal Bond Fund’s total expenses as a percentage of the Pennsylvania Municipal Bond Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Impact Municipal Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Impact Municipal Fund’s Expense Peers. The Board also noted that the Impact Municipal Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Impact Municipal Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Impact Municipal Fund decreases below certain

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements (continued)

contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Impact Municipal Fund’s total expenses as a percentage of the Impact Municipal Fund’s average daily net assets on a class-by-class basis.
 The Board noted that the Strategic Municipal Opportunities Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Strategic Municipal Opportunities Fund’s Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of funds that BlackRock believes are generally similar to the Strategic Municipal Opportunities Fund.  The Board noted that the Strategic Municipal Opportunities Fund’s actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the supplemental peer group. The Board further noted that the Strategic Municipal Opportunities Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Strategic Municipal Opportunities Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Strategic Municipal Opportunities Fund decreases below certain contractually specified levels. The Board further noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by the Strategic Municipal Opportunities Fund for a given period.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreements between the Manager and each Registrant, on behalf of each Registrant’s respective Fund(s), for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreements

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
SCH BD RES FD	School Board Resolution Fund
SONYMA	State of New York Mortgage Agency
ST	Special Tax
TA	Tax Allocation
VRDN	Variable Rate Demand Note

2024 BlackRock Semi-Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: January 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: January 21, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: January 21, 2025